                               TABLE OF
                               CONTENTS

President's Letter                                                           1

Portfolio Manager Remarks                                                    2

Report of Independent Accountants                                            7

Statement of Net Assets                                                      9

Statements of Operations                                                    27

Statements of Changes in Net Assets                                         30

Notes to Financial Statements                                               39

Financial Highlights                                                        42


Dear Investor:

[PHOTO]

Financial professionals continue to be amazed by the almost paradoxical US economy. We've enjoyed years of consistent expansion and a declining level of unemployment without definitive signs of higher inflation. In fact, by most measures, price inflation has been steadily declining. Business productivity has been increasing, boosting profit margins and earnings. These remarkable conditions have helped fuel another leg in the long bull market. Stock price gains have been supported all along by a long-term rally in the bond market.

It's easy to drift away from your long-term investment goals during roaring markets. For that reason, we've been encouraging investors thrilled with the market's recent returns to submit to an occasional reality check and make sure their performance expectations are inline with historical norms. While that's always sound advice, it should not cause you to believe that our long-term forecast is anything less than optimistic.

Our positive outlook is based on two fundamental waves of change that will continue to reshape the investment landscape. First, we believe the 20th century inflation wave has crested and is now receding, a development that is leading to greater price equilibrium on a global scale. This allows investors, businesses and consumers to make more certain plans for the future, reducing uncertainty and boosting confidence. Second, baby boomers' demand for investment products will continue to grow as this generation approaches retirement, leading to continued strong flows of money into the stock market and increased investment in our bond markets. Strong demand from investors during this time of shrinking supply of available stocks and bonds fundamentally supports securities prices and helps cushion downturns when they occur.

Looking to the shorter-term outlook, it is likely that we will continue to experience a high degree of volatility in the US and global stock and bond markets. Continued uncertainty over the impact of the Asian economic crisis means that investors may tend to be more skittish than usual. But, for informed and patient investors, today's stock and bond markets still offer tremendous long term potential. We appreciate your investment in Calvert Group.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO

February 5, 1998

ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 1

                                      PORTFOLIO
                                      STATISTICS

                                  DECEMBER 31, 1997


INVESTMENT PERFORMANCE
                                                     6 MONTHS      12 MONTHS
--------------------------------------------------------------------------------
NATIONAL                                               4.69%          7.11%
LIPPER INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.56%          7.16%

CALIFORNIA                                             4.45%          6.61%
LIPPER CA INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.45%          7.12%

MARYLAND                                               5.07%          7.68%
LIPPER OTHER STATES INT.
MUNI. FUNDS AVERAGE                                    4.35%          6.85%

VIRGINIA                                               4.59%          6.71%
LIPPER VA INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.55%          6.98%

ARIZONA                                                3.70%          6.04%
LIPPER OTHER STATES INT.
MUNI. FUNDS AVERAGE                                    4.35%          6.85%

FLORIDA                                                4.58%          7.06%
LIPPER FL INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.44%          6.82%

MICHIGAN                                               4.64%          7.41%
LIPPER OTHER STATES INT.
MUNI. FUNDS AVERAGE                                    4.35%          6.85%

NEW YORK                                               4.95%          7.31%
LIPPER NY INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.62%          7.42%

PENNSYLVANIA                                           4.73%          7.24%
LIPPER PA INTERMEDIATE
MUNI. FUNDS AVERAGE                                    4.62%          7.30%


INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.


[PHOTO]

A DISCUSSION WITH CHIEF INVESTMENT OFFICER, RENO MARTINI

DESCRIBE MARKET CONDITIONS DURING THE PAST YEAR.

The economy continued to expand and inflation remained tame, despite rising wages and low unemployment. While this can be favorable, it caused confusion because historically inflation accompanies a rapidly expanding economy and/or rising wages. In general, both short- and long-term interest rates rose until March when the Federal Reserve raised the fed funds rate. Mixed economic indicators combined with the market's slow acceptance of no visible inflationary pressures caused rate volatility until mid-year. Rates trended lower throughout the rest of the year, especially long-term rates which closed near the lows of November of 1993. By year end the yield curve was relatively flat.

The yield curve is a graph showing the relationship between bond yields and maturities. It's usually positively sloped, indicating that higher yields are paid on longer-term securities. A flat yield curve can suggest that investors are not overly concerned about rising inflation.

WHAT IS YOUR MANAGEMENT APPROACH?

Going into 1997, our forecast called for additional Fed tightening and a corresponding rise in interest rates. Accordingly, we took steps to keep duration which, like maturity, is a measure of interest rate sensitivity, near the short end of our target range, approximately five and a half years. After the first Fed adjustment in March, we shortened duration again by approximately half a year.

We had reason to adopt a more bullish outlook and a less cautious stance in the second half of the year, as we saw no buildup


2 - CALVERT MUNICIPAL FUND, INC.                                  ANNUAL REPORT

                                      PORTFOLIO
                                      STATISTICS
                                  DECEMBER 31, 1997


WEIGHTED AVERAGE MATURITY
                                                6/30/97            12/31/97
--------------------------------------------------------------------------------
National                                        8 years            10 years

California                                      8 years             9 years

Maryland                                        7 years             9 years

Virginia                                        7 years             8 years

Arizona                                         8 years             7 years

Florida                                         7 years             8 years

Michigan                                        8 years             8 years

New York                                        8 years             8 years

Pennsylvania                                    7 years             9 years


SEC YIELDS
                                                      30 DAYS ENDED
                                                 6/30/97            12/31/97
--------------------------------------------------------------------------------
National                                          4.34%               4.00%

California                                        4.25%               3.87%

Maryland                                          4.17%               3.76%

Virginia                                          3.78%               3.70%

Arizona                                           3.73%               3.46%

Florida                                           4.79%               4.24%

Michigan                                          4.01%               3.74%

New York                                          4.13%               3.71%

Pennsylvania                                      4.26%               4.05%


YIELDS ASSUME REINVESTMENT OF DIVIDENDS.


in pricing pressures making it less likely the Fed would tighten monetary policy. Beginning in August, we took steps to lengthen the duration from roughly five years to about five and three-quarters years.

HOW DID THE FUNDS' ONE-YEAR RETURNS COMPARE TO THOSE OF THEIR PEER GROUP?

In general, the Municipal Intermediate Funds performed in line with their peer averages considering our conservative approach in the first half of the year.

WHICH FUNDS OUTPERFORMED THEIR LIPPER AVERAGES?

Maryland, Michigan and Florida posted above-average returns for this one-year period. This was due, in part, to greater sector diversity and slightly longer durations. In these cases, favorable supply/demand conditions allowed us to quickly re-deploy assets into longer-maturity issues. For the Maryland and Michigan Funds, another positive development was an increase in demand for securities issued by these and other so-called "specialty states." This provided a price support mechanism for issues from these states.

WHY WERE OTHER FUNDS SLOWER TO RESPOND TO DECLINING INTEREST RATES?

California, Virginia and Arizona trailed their Lipper averages for the one-year period. Some underperformance in the California Fund can be attributed to higher yielding securities that were less price sensitive. Thus, the Fund was slow to reflect the price appreciation that resulted from a declining interest rate environment. In the second half of the year, we made adjustments by investing in options and longer-term securities to lengthen duration.

In the Virginia Fund, we tended to be more defensive by holding a higher concentration in housing bonds relative to our peers. Housing bonds are securities issued to provide funding for mortgage loans to low and moderate income individuals. These securities perform


ANNUAL REPORT                                   CALVERT MUNICIPAL FUND, INC. - 3

                                      PORTFOLIO
                                      STATISTICS
                                  DECEMBER 31, 1997

CREDIT QUALITY DISTRIBUTION
NATIONAL
[PIE CHART]

AAA               47%
AA                27%
A                  4%
BBB                9%
BB                 5%
Cash Equivalents   8%

CALIFORNIA
[PIE CHART]

AAA               68%
AA                 6%
A                 15%
BBB               11%

MARYLAND
[PIE CHART]

AAA               41%
AA                41%
A                  5%
BBB                8%
Cash Equivalents   5%

VIRGINIA
[PIE CHART]

AAA               40%
AA                46%
A                  6%
BB                 5%
Cash Equivalents   3%

ARIZONA
[PIE CHART]

AAA               66%
AA                24%
Cash Equivalents  10%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 2.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.


well in a rising rate environment and new issue housing bonds provide a higher than average current income. However, they will underperform in a strong bull market, as we experienced in the second half of the year. Just after the close of this reporting period, we began to reduce the Fund's exposure to these securities.

In the Arizona Fund, we continued to be handicapped by our small size. First, the smaller stream of cash flowing into the Fund meant we were not able to take advantage of buying opportunities. Second, our trades tend to be smaller in size, which negatively affects yield spreads. This Fund has assets of approximately $2.7 million, compared to the average of more than $100 million in other Arizona funds tracked by Lipper Analytical Services, Inc.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

We remain bullish on the bond market. We expect economic activity to be moderate and inflation to remain in check. Without the threat of inflation, interest rates should remain low. And, because most measures of inflation remain low, any action by the Fed is likely to be modest. However, the Fed will likely delay any action until the consequences of the Asian financial crisis become clear.

                                                                January 22, 1998


PERFORMANCE COMPARISON

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT.

NATIONAL

[GRAPH]

Line graph here showing comparison from 10/1/92 to 12/31/97.
Calvert Nat'l Municipal Intermediate Fund           $13,496
Lehman 7-year Municipal Bond Index TR               $13,997


4 - CALVERT MUNICIPAL FUND, INC.                                  ANNUAL REPORT

                                      PORTFOLIO
                                      STATISTICS
                                  DECEMBER 31, 1997

CREDIT QUALITY DISTRIBUTION
FLORIDA

AAA               67%
AA                13%
A                  4%
BBB                3%
Cash Equivalents  13%

MICHIGAN
[PIE CHART]

AAA               45%
AA                27%
A                 16%
BBB               11%
Cash Equivalents   1%

NEW YORK
[PIE CHART]

AAA                36%
AA                  9%
A                  14%
BBB                25%
Cash Equivalents   16%

PENNSYLVANIA
[PIE CHART]

AAA                62%
AA                  8%
A                  15%
BBB                 7%
Cash Equivalents    8%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 2.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.


PERFORMANCE COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT.

CALIFORNIA
[GRAPH]

Line graph here showing comparison from 6/1/92 to 12/31/97.
Calvert CA Municipal Intermediate Fund           $13,451
Lehman 7-year Municipal Bond Index TR            $14,611

MARYLAND
[GRAPH]

Line graph here showing comparison from 10/1/93 to 12/31/97.
Calvert MD Municipal Intermediate Fund           $12,192
Lehman 7-year Municipal Bond Index TR            $12,621

VIRGINIA
[GRAPH]

Line graph here showing comparison from 10/1/93 to 12/31/97.
Calvert VA Municipal Intermediate Fund           $12,223
Lehman 7-year Municipal Bond Index TR            $12,621

ARIZONA
[GRAPH]

Line graph here showing comparison from 1/1/94 to 12/31/97.
Calvert AZ Municipal Intermediate Fund           $11,655
Lehman 7-year Municipal Bond Index TR            $12,471

ANNUAL REPORT                                   CALVERT MUNICIPAL FUND, INC. - 5

                                      PORTFOLIO
                                      STATISTICS
                                  DECEMBER 31, 1997


AVERAGE ANNUAL TOTAL RETURNS
                                                                  AS OF 12/31/97
--------------------------------------------------------------------------------
NATIONAL
One year                                                                4.15%
Five year                                                               5.89%
Since inception (9/30/92)                                               5.87%

CALIFORNIA
One year                                                                3.63%
Five year                                                               5.00%
Since inception (5/29/92)                                               5.44%

MARYLAND
One year                                                                4.77%
Since inception (10/1/93)                                               4.76%

VIRGINIA
One year                                                                3.86%
Since inception (10/1/93)                                               4.83%

ARIZONA
One year                                                                3.17%
Since inception (1/1/94)                                                3.90%

FLORIDA
One year                                                                4.16%
Since inception (1/1/94)                                                4.43%

MICHIGAN
One year                                                                4.54%
Since inception (10/1/93)                                               4.93%

NEW YORK
One year                                                                4.44%
Since inception (10/1/93)                                               4.81%

PENNSYLVANIA
One year                                                                4.36%
Since inception (1/1/94)                                                4.86%



TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 2.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.


PERFORMANCE COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT.

FLORIDA
[GRAPH]

Line graph here showing comparison from 1/1/94 to 12/31/97.
Calvert FL Municipal Intermediate Fund           $11,896
Lehman 7-year Municipal Bond Index TR            $12,471

MICHIGAN
[GRAPH]

Line graph here showing comparison from 10/1/93 to 12/31/97.
Calvert MI Municipal Intermediate Fund           $12,273
Lehman 7-year Municipal Bond Index TR            $12,621

NEW YORK
[GRAPH]

Line graph here showing comparison from 10/1/93 to 12/31/97.
Calvert NY Municipal Intermediate Fund           $12,213
Lehman 7-year Municipal Bond Index TR            $12,621

PENNSYLVANIA
[GRAPH]

Line graph here showing comparison from 1/1/94 to 12/31/97.
Calvert PA Municipal Intermediate Fund           $12,095
Lehman 7-year Municipal Bond Index TR            $12,471

6 - CALVERT MUNICIPAL FUND, INC.                                  ANNUAL REPORT

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Calvert Municipal Fund, Inc:

We have audited the accompanying statements of net assets of Calvert National, Arizona, California, Maryland, Michigan, New York, Pennsylvania, and Virginia Municipal Intermediate Funds (eight portfolios comprising Calvert Municipal Fund, Inc.) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds stated in the first paragraph as of December 31, 1997, the results of their operations, changes in their net assets and financial highlights for the respective periods referred to above, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 6, 1998


ANNUAL REPORT                                   CALVERT MUNICIPAL FUND, INC. - 7

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of First Variable Rate Fund for Government Income and Shareholders of Calvert Florida Municipal Intermediate Fund:

We have audited the accompanying statement of net assets of Calvert Florida Municipal Intermediate Fund (one of the portfolios comprising First Variable Rate Fund for Government Income) as of December 31, 1997, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Florida Municipal Intermediate Fund as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 6, 1998


8 - CALVERT MUNICIPAL FUND, INC.                                  ANNUAL REPORT

                                  NATIONAL PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.7%                               AMOUNT      VALUE
--------------------------------------------------------------------------------
ARIZONA - 2.5%
Maricopa County School District GO Bonds, 7.50%,
   7/1/07, AMBAC Insured . . . . . . . . . . . . . . . .$1,000,000   $1,239,470

CALIFORNIA - 17.8%
Los Angeles MFH Revenue Bonds, 5.85%, 12/1/27. . . . . . 1,625,000    1,739,757
Orange County Local Transportation Authority Sales Tax
   Revenue Bonds, 6.00%, 2/15/09 . . . . . . . . . . . . 2,000,000    2,256,400
Regents of the University of California, Los Angeles
   Lease Revenue Bonds, 6.00%, 5/15/02 . . . . . . . . .   633,066      666,176
San Francisco International Airport Series-2 #5
   Municipal Transportation Revenue Bonds:
      5.90%, 5/1/05, FGIC Insured. . . . . . . . . . . .   500,000      546,870
      6.00%, 5/1/06, FGIC Insured. . . . . . . . . . . .   750,000      825,285
Santa Clara Financing Authority Lease Revenue Bonds,
   6.00%, 11/15/12, AMBAC Insured. . . . . . . . . . . . 2,000,000    2,248,360
Tahoe City Public Utility District COPs, Series B,
   6.30%, 6/1/04 . . . . . . . . . . . . . . . . . . . .   400,000      438,092

COLORADO - 2.5%
Denver City and County Airport Revenue Bonds,
   Series A, 7.10%, 11/15/01 . . . . . . . . . . . . . . 1,100,000    1,204,445

CONNECTICUT - 2.3%
Connecticut Special Tax Obligation Revenue Bonds,
   Transportation Infrastructure
   Project, 6.00%, 9/1/06. . . . . . . . . . . . . . . . 1,000,000    1,118,550

FLORIDA - 4.5%
Dade County Education Facilities Authority Revenue
   Bonds, University of Miami, 6.00%, 4/1/08,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . . 1,000,000    1,126,830
Dade County MFH Revenue Bonds, 5.90%, 6/1/26 . . . . . . 1,000,000    1,061,510

GEORGIA - 3.5%
Atlanta Airport Authority Facility Revenue Bonds,
   6.50%, 1/1/07, AMBAC Insured. . . . . . . . . . . . . 1,500,000    1,732,020

ILLINOIS - 2.4%
Chicago Water Revenue Bonds, 6.50%, 11/1/10,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . . 1,000,000    1,177,210

INDIANA - 4.9%
Indianapolis Local Public Improvement Bond Bank
   Revenue Bonds, 6.75%, 2/1/14. . . . . . . . . . . . . 2,000,000    2,398,400

KENTUCKY - 3.9%
Glasgow Industrial Building Revenue VRDN, 5.95%,
   6/1/20, LOC: Bank Tokyo Mitsubishi. . . . . . . . . . 1,900,000    1,900,000


ANNUAL REPORT                                   CALVERT MUNICIPAL FUND, INC. - 9

                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                              AMOUNT      VALUE
--------------------------------------------------------------------------------
LOUISIANA - 0.7%
Louisiana Public Facility Authority Student Loan
   Revenue Bonds, 6.50%, 3/1/02. . . . . . . . . . . . .   $330,000    $349,272

MARYLAND - 9.9%
Cambridge Economic Development Authority Revenue
   Bonds, Dorchester Hospital, 7.25%, 4/1/04 . . . . . .    930,000   1,022,562
Cecil County Health Department COPs, 7.875%, 7/1/14. . .  1,200,000   1,300,428
Maryland State Economic Development Authority Revenue
   Bonds, Series A, 6.375%, 11/1/09, LOC: First
   National Bank of Maryland, (Optional
   Tender 10/31/99 @100) . . . . . . . . . . . . . . . .    650,000     655,304
Prince Georges County Economic Development Authority
   Revenue Bonds, 5.68%, 8/1/11, LOC: First National
   Bank of Maryland, (Tender 1/1/01 @100). . . . . . . .  1,797,800   1,851,123

MASSACHUSETTS - 2.2%
Massachusetts Special Obligation Revenue Bonds,
   5.50%, 6/1/13 . . . . . . . . . . . . . . . . . . . .  1,000,000   1,072,210

MICHIGAN - 4.6%
Detroit Water Supply Revenue Bonds, 6.00%, 7/1/14. . . .  1,000,000   1,121,070
Michigan Higher Education Facilities Authority
   Revenue Bonds, 6.00%, 11/1/03 . . . . . . . . . . . .  1,045,000   1,116,279

NEW MEXICO - 0.1%
New Mexico Educational Assistance Foundation Student
   Loan Revenue Bonds, 6.30%, 12/1/02. . . . . . . . . .     40,000      42,062

NEW JERSEY - 4.8%
New Jersey Transportation Authority Revenue Bonds,
   6.50%, 6/15/11, MBIA Insured. . . . . . . . . . . . .  2,000,000   2,358,140

NEW YORK - 4.4%
New York City GO Bonds, Series E, 5.75%, 2/15/09 . . . .    800,000     841,160
New York State COPs, 5.45%, 2/1/00 . . . . . . . . . . .    200,000     205,210
New York State Local Government Assistance Corp.
   Revenue Bonds, 6.00%, 4/1/14. . . . . . . . . . . . .  1,000,000   1,124,580

PENNSYLVANIA - 2.1%
Philadelphia Hospitals & Higher Education
   Facilities Authority Revenue Bonds, 5.85%, 7/1/02 . .  1,000,000   1,052,780

SOUTH DAKOTA - 4.9%
Heartland Consumers Power District Revenue Bonds,
   FSA Insured:
   6.00%, 1/1/09 . . . . . . . . . . . . . . . . . . . .  1,125,000   1,265,985
   6.00%, 1/1/12 . . . . . . . . . . . . . . . . . . . .  1,000,000   1,122,400

TEXAS - 7.7%
Harris County GO Bonds, 5.75%, 10/1/14 . . . . . . . . .  2,000,000   2,197,380
North Texas Higher Education Student Loan Revenue
   Bonds, Series B, 5.55%, 4/1/03. . . . . . . . . . . .  1,500,000   1,562,835


10 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                              AMOUNT      VALUE
--------------------------------------------------------------------------------
VIRGINIA - 10.6%
Arlington County Community Housing Finance Revenue
   Bonds, 6.00%, 6/1/09. . . . . . . . . . . . . . . . .  $300,000     $312,828
Chesapeake IDA Revenue Bonds, 6.00%, 6/1/07,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . . 1,000,000    1,121,410
Virginia State Housing Development Authority Revenue
   Bonds:
   Series A, 6.90%, 7/1/07 . . . . . . . . . . . . . . .   300,000      328,200
   Series I, 6.00%, 7/1/03 . . . . . . . . . . . . . . . 1,120,000    1,179,875
Virginia College Building Authority Revenue Bonds,
   Twenty First Century College Project, 5.00%, 8/1/09 . 1,000,000    1,033,520
West Point IDA Pollution Control Revenue Bonds,
   Chesapeake Corp. Project, 6.375%, 5/1/03. . . . . . . 1,200,000    1,206,877

OTHER - 2.4%
Fort Mojave Indian Tribe of Arizona, California and
   Nevada Public Facilities Combined Limited Obligation
   and Revenue Bonds Adjustable Rate and Tender
   Series of 1993, 11.50%, 12/1/18 . . . . . . . . . . .   455,020      455,020
Pitney Bowes Corp. LeaseTOPS VRDN, 4.10%, 4/1/98 . . . .   700,000      700,000
                                                                    -----------

   Total Municipal Obligations (Cost $45,124,669). . . .             48,277,885
                                                                    -----------
                                                                    -----------
OPTIONS PURCHASED - 0.0%                                  CONTRACTS
--------------------------------------------------------------------------------
Put Options on June U.S. Treasury Bond Futures,
   Expiration 5/15/98, Strike Price 112. . . . . . . . .        50       19,531
                                                                    -----------

Total Options (Premium $40,340). . . . . . . . . . . . .                 19,531
                                                                    -----------

         TOTAL INVESTMENTS (Cost $45,165,009) - 98.7%. .             48,297,416
         Other assets and liabilities, net - 1.3%. . . .                635,948
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .            $48,933,364
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 4,535,479 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .            $46,654,767
Undistributed net investment income. . . . . . . . . . .                 69,302
Accumulated net realized gain (losses) on investments. .              (923,112)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .              3,132,407
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .            $48,933,364
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                 $10.79
                                                                    -----------
                                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 11

                                  ARIZONA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
ARIZONA MUNICIPAL OBLIGATIONS - 96.0%                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Apache County IDA VRDN, 3.80%, 12/15/18,
   LOC: Bank of New York . . . . . . . . . . . . . . . .   $80,000      $80,000
Arizona State Transportation Board Highway Revenue
   Bonds:
   6.00%, 7/1/08 . . . . . . . . . . . . . . . . . . . .   200,000      226,318
   5.00%, 7/1/09 . . . . . . . . . . . . . . . . . . . .   150,000      156,676
   7.00%, 7/1/09, (Prerefunded 7/1/00 @ 101) . . . . . .    75,000       80,982
Casa Grande Excise Tax Revenue Bonds, 5.70%, 4/1/06,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . .   100,000      107,623
Cochise County School District GO Bonds, 7.50%, 7/1/09,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . .   100,000      126,601
Glendale GO Bonds, 5.15%, 7/1/03, FGIC Insured . . . . .   100,000      104,823
Glendale IDA Revenue VRDN, 4.20%, 1/1/20,
   LOC: Sumitomo Bank. . . . . . . . . . . . . . . . . .   100,000      100,000
Maricopa County Creighton School District #14 GO Bonds,
   6.90%, 7/1/03, FGIC Insured . . . . . . . . . . . . .    50,000       54,020
Maricopa County School District #6 GO Bonds, 6.75%,
   7/1/02, AMBAC Insured . . . . . . . . . . . . . . . .   200,000      221,752
Maricopa County GO Bonds, Series A, 5.80%, 7/1/04. . . .   150,000      162,793
Maricopa County Glendale School District #40 GO Bonds,
   6.30%, 7/1/03, FGIC Insured,
   (Prerefunded 7/1/01@101). . . . . . . . . . . . . . .    50,000       56,673
Maricopa County Peoria School District #11 GO Bonds,
   7.50%, 7/1/07, AMBAC Insured. . . . . . . . . . . . .   100,000      123,947
Maricopa County Tempe Elementary School District #3
   GO Capital Appreciation Bonds, Zero Coupon, 7/1/04,
   AMBAC Insured . . . . . . . . . . . . . . . . . . . .   105,000       78,976
Maricopa County Tolleson School District #214 GO Bonds,
   5.35%, 7/1/03, FGIC Insured . . . . . . . . . . . . .    70,000       72,590
Mesa GO Bonds, 5.70%, 7/1/03, FGIC Insured . . . . . . .    25,000       26,875
Peoria Municipal Development Authority Revenue Bonds,
   7.00%, 7/1/00, AMBAC Insured. . . . . . . . . . . . .    95,000      101,857
Phoenix Street and Highway User Revenue Bonds,
   6.10%, 7/1/00, MBIA Insured . . . . . . . . . . . . .    50,000       52,547
Pima County GO Bonds, 6.00%, 7/1/06, MBIA Insured. . . .   245,000      274,392
Prescott Valley Property Corp. Municipal Facilities
   Revenue Bonds, 5.55%, 1/1/06, FGIC Insured. . . . . .   125,000      134,580
Scottsdale GO Bonds, Series D, 6.50%, 7/1/01 . . . . . .   120,000      129,789
Tucson Street and Highway Revenue Bonds, Series A,
   7.00%, 7/1/11, MBIA Insured . . . . . . . . . . . . .   100,000      123,144
                                                                     ----------
         TOTAL INVESTMENTS (Cost $2,469,050) - 96.0% . .              2,596,958
         Other assets and liabilities, net - 4.0%. . . .                107,507
                                                                     ----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .             $2,704,465
                                                                     ----------
                                                                     ----------



12 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT


NET ASSETS CONSIST OF:                                                VALUE
--------------------------------------------------------------------------------
Paid-in capital applicable to 527,700 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .            $2,595,260
Undistributed net investment income. . . . . . . . . . .                 8,853
Accumulated net realized gain (losses) on investments. .              (27,556)
Net unrealized appreciation (depreciation) on investments              127,908
                                                                    ----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .            $2,704,465
                                                                    ----------
                                                                    ----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                 $5.13
                                                                    ----------
                                                                    ----------



SEE NOTES TO FINANCIAL STATEMENTS.

ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 13

                                 CALIFORNIA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS - 104.7%                             AMOUNT     VALUE
--------------------------------------------------------------------------------
CALIFORNIA - 99.3%
Anaheim Public Financing Authority Lease Revenue Bonds,
   6.00%, 9/1/14, FSA Insured. . . . . . . . . . . . . .$1,000,000   $1,132,810
Buena Park VRDN, 5.355%, 12/28/99, INSUR: Mass Mutual
   Life Insurance. . . . . . . . . . . . . . . . . . . .   900,000      900,000
California Educational Facilities Revenue Bonds,
   University of San Francisco, 5.90%, 10/1/02 . . . . .   595,000      640,892
California GO Bonds, 6.40%, 9/1/07 . . . . . . . . . . . 1,000,000    1,156,880
California State Department of Water Resources
   Revenue Bonds, 6.00%, 12/1/10 . . . . . . . . . . . . 1,000,000    1,140,410
California State Public Works Department of
   Corrections Lease Revenue Bonds, 5.25%, 12/1/07,
   AMBAC Insured . . . . . . . . . . . . . . . . . . . . 1,750,000    1,872,797
California State Public Works Lease Revenue Bonds,
   5.625%, 3/1/16, AMBAC Insured . . . . . . . . . . . . 1,000,000    1,055,550
California Statewide Development Authority MFH Revenue
   Bonds, 8.50%, 11/1/00 . . . . . . . . . . . . . . . . 1,130,000    1,141,367
Los Angeles GO Bonds, Series A, 7.50%, 9/1/01,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . . 1,000,000    1,120,000
Los Angeles MFH Revenue Bonds, 5.85%, 12/1/27. . . . . . 3,000,000    3,211,860
Los Angeles School District GO Bonds, 6.00%, 7/1/11,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . . 2,360,000    2,674,258
Los Angeles Wastewater System Revenue Bonds, Series A,
   8.50%, 6/1/02, MBIA Insured . . . . . . . . . . . . . 1,000,000    1,177,730
Oceanside Unified School District COPs, 7.25%, 8/1/02. .   592,000      611,198
Orange County Local Transportation Authority Sales Tax
   Revenue Bonds, 6.00%, 2/15/09 . . . . . . . . . . . . 1,000,000    1,128,200
Port of Oakland Revenue Bonds, Series D, 7.00%,
   11/1/02, MBIA Insured . . . . . . . . . . . . . . . . 1,000,000    1,128,710
Regents of  University of California, Los Angeles,
   COPs, 6.32%, 3/15/99. . . . . . . . . . . . . . . . .   229,896      232,446
Sacramento COPs:
   6.75%, 3/1/02 . . . . . . . . . . . . . . . . . . . .   585,542      596,304
   6.50%, 1/1/04 . . . . . . . . . . . . . . . . . . . . 1,223,833    1,272,677
Sacramento City Financing Authority Revenue Bonds,
   Series B, 5.00%, 11/1/14. . . . . . . . . . . . . . . 1,000,000    1,004,460
San Diego County Water Authority COPs, 5.75%, 5/1/11 . . 1,000,000    1,112,220
San Jose Redevelopment Agency Allocation Bonds,
   6.00%, 8/1/09, MBIA Insured . . . . . . . . . . . . . 1,000,000    1,137,120
Santa Clara Financing Authority Lease Revenue Bonds,
   6.00%, 11/15/12, AMBAC Insured. . . . . . . . . . . . 2,000,000    2,248,360
Southern California Public Power Authority Revenue
   Bonds, 6.75%, 7/1/13, FSA Insured . . . . . . . . . . 1,800,000    2,185,128
Southern California Rapid Transit District Special
   Assessment Bonds, 5.90%, 9/1/07, AMBAC Insured. . . . 1,000,000    1,122,530


14 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT


                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                              AMOUNT    VALUE
--------------------------------------------------------------------------------
Tahoe City Public Utility District COPs, Series B:
   5.75%, 6/1/99 . . . . . . . . . . . . . . . . . . . .  $505,000     $516,918
   5.90%, 6/1/00 . . . . . . . . . . . . . . . . . . . .   745,000      774,137
   6.25%, 6/1/03 . . . . . . . . . . . . . . . . . . . .   885,000      960,004
Valley Health System COPs, 6.25%, 5/15/99. . . . . . . .   425,000      431,923
Walnut Valley Unified School District GO Bonds,
   6.10%, 8/1/08, AMBAC Insured. . . . . . . . . . . . . 1,000,000    1,141,650

OTHER - 5.4%
Guam Government Limited Obligation Revenue Bonds,
   5.50%, 11/1/08, AMBAC Insured . . . . . . . . . . . . 1,000,000    1,088,703
Pitney Bowes Corp. LeaseTOPS VRDN:
   4.10%, 4/1/98 . . . . . . . . . . . . . . . . . . . .   500,000      500,000
   4.10%, 2/11/11. . . . . . . . . . . . . . . . . . . .   300,000      300,000
                                                                    -----------

Total Municipal Obligations (Cost $35,064,879) . . . . .             36,717,242
                                                                    -----------
OPTIONS PURCHASED - 0.0%                                  CONTRACTS
--------------------------------------------------------------------------------
Put Options on June U.S. Treasury Bond Futures,
   Expiration 5/15/98, Strike Price 112. . . . . . . . .        25        9,766
                                                                    -----------
Total Options (Premium $20,170). . . . . . . . . . . . .                  9,766
                                                                    -----------

         TOTAL INVESTMENTS (Cost $35,085,049) - 104.7% .             36,727,008
         Other assets and liabilities, net - (4.7%). . .            (1,642,032)
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .            $35,084,976
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 3,299,751 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .            $34,236,188
Undistributed net investment income. . . . . . . . . . .                 54,963
Accumulated net realized gain (losses) on investments. .              (848,134)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .              1,641,959
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .            $35,084,976
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                 $10.63
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 15

                                  FLORIDA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
FLORIDA MUNICIPAL OBLIGATIONS - 99.8%                       AMOUNT    VALUE
--------------------------------------------------------------------------------
Boca Raton Beach Acquisition Revenue Bonds,
   4.60%, 1/1/05, MBIA Insured . . . . . . . . . . . . .  $150,000     $153,150
Brevard County Sales Tax Revenue Bonds,
   5.40%, 12/1/06, MBIA Insured. . . . . . . . . . . . .   195,000      208,944
Brevard County School Board COPs, 5.40%, 7/1/10,
   AMBAC Insured . . . . . . . . . . . . . . . . . . . .   410,000      442,541
Broward County School District GO Bonds,
   7.20%, 2/15/00. . . . . . . . . . . . . . . . . . . .   100,000      102,401
Broward County Solid Waste System Revenue Bonds,
   5.80%, 7/1/07, MBIA Insured . . . . . . . . . . . . .   150,000      162,460
City of Miami GO Bonds, 5.90%, 12/1/06, FGIC Insured . .   260,000      289,471
Dade County Aviation Revenue Bonds, 5.60%, 10/1/05,
   AMBAC Insured . . . . . . . . . . . . . . . . . . . .   150,000      163,086
Dade County Educational Facilities Authority Revenue
   Bonds, 6.00%, 4/1/08, MBIA Insured. . . . . . . . . .   300,000      338,049
Dade County MFH Revenue Bonds, 5.90%, 6/1/26 . . . . . .   500,000      530,755
Duval County MFH Revenue VRDN, 4.75%, 7/1/25,
   LOC: Household Financial Corp.. . . . . . . . . . . .   550,000      550,000
East County Water Control District Water Revenue
   Bonds, Series 1994, 5.45%, 11/1/02, Asset
   Guaranty Insured. . . . . . . . . . . . . . . . . . .   150,000      157,914
Florida Board of Education GO Bonds, 5.00%, 6/10/10. . .   350,000      358,729
Florida Board of Regents Parking System Revenue Bonds,
   5.00%, 7/1/08, FSA Insured. . . . . . . . . . . . . .   175,000      181,249
Florida Department of Transportation Alligator Alley
   Revenue Bonds, 6.25%, 7/1/07, FGIC Insured. . . . . .   300,000      343,218
Florida Department of Transportation GO Bonds,
   5.00%, 7/1/07 . . . . . . . . . . . . . . . . . . . .   250,000      261,545
Florida State MFH Revenue Bonds, Cypress Lake,
   5.75%, 12/1/07, LOC: Heller Financial . . . . . . . .   300,000      307,584
Hillsborough County Port District Special Refunding
   Revenue Bonds, 5.75%, 6/1/13, FSA Insured . . . . . .   500,000      533,285
Hillsborough County Solid Waste Revenue Bonds,
   5.40%, 10/1/05, MBIA Insured. . . . . . . . . . . . .   150,000      160,647
Hollywood Water and Sewer Revenue Bonds, 6.75%,
   10/1/11, FGIC Insured (Prerefunded 10/1/01 @ 102) . .   125,000      138,727
Jacksonville Electric Authority Revenue Bonds,
   5.00%, 10/1/10, FGIC Insured. . . . . . . . . . . . .   300,000      307,260
Jacksonville Excise Tax Revenue Bonds,
   6.25%, 10/1/05, AMBAC Insured . . . . . . . . . . . .   100,000      109,606
Jacksonville Water and Sewer Revenue Bonds,
   5.20%, 10/1/02, MBIA Insured. . . . . . . . . . . . .   100,000      104,693
Lee County Transportation Facilities Revenue Bonds,
   5.625%, 10/1/08, MBIA Insured . . . . . . . . . . . .   150,000      163,464
Palm Beach County GO Bonds, 6.75%, 7/1/11. . . . . . . .   135,000      163,340
Palm Beach Housing Finance Revenue VRDN,
   5.525%, 3/1/22, INSUR: Firemans Insurance Co. . . . .   420,000      420,000


16 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT


                                                          PRINCIPAL
FLORIDA MUNICIPAL OBLIGATIONS (CONT'D)                      AMOUNT       VALUE
--------------------------------------------------------------------------------
Pinellas County Resource Recovery Revenue Bonds,
   5.125%, 10/1/04 . . . . . . . . . . . . . . . . . . .  $350,000     $364,654
St. Petersburg Professional Sports Facility Revenue
   Bonds, 5.10%, 10/1/04, MBIA Insured . . . . . . . . .   150,000      157,719
Tallahassee Consolidated Utility System Revenue Bonds,
   4.60%, 10/1/02. . . . . . . . . . . . . . . . . . . .   200,000      204,264
Tampa Capital Improvement Revenue Bonds,
   8.375%, 10/1/18, IA: Multi-Bank . . . . . . . . . . .   200,000      204,988
University South Florida Revenue Bonds, 6.25%, 7/1/05. .   180,000      202,795
                                                                    -----------

         TOTAL INVESTMENTS (Cost $7,447,025) - 99.8% . .              7,786,538
         Other assets and liabilities, net - 0.2%. . . .                 12,539
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .             $7,799,077
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 1,513,922 Class A
   shares of beneficial interest, unlimited number
   of no par shares authorized:. . . . . . . . . . . . .             $7,620,285
Undistributed net investment income. . . . . . . . . . .                  5,491
Accumulated net realized gain (losses) on investments. .              (166,212)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                339,513
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .             $7,799,077
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                  $5.15
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 17

                                  MARYLAND PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS -  100.6%                             AMOUNT      VALUE
--------------------------------------------------------------------------------
MARYLAND - 96.0%
Anne Arundel County GO Bonds, 5.125%, 4/15/09. . . . . .  $500,000     $516,630
Baltimore City GO Bonds:
   8.90%, 10/15/99, MBIA Insured . . . . . . . . . . . .   385,000      417,810
   6.00%, 10/15/04, AMBAC Insured. . . . . . . . . . . .   500,000      551,840
Cambridge Economic Development Revenue Bonds,
   7.25%, 4/1/04 . . . . . . . . . . . . . . . . . . . .   845,000      929,103
Carroll County GO Bonds, 6.25%, 11/1/08
   (Prerefunded 11/1/01 @ 102) . . . . . . . . . . . . .   400,000      437,340
Cecil County GO Bonds, 5.10%, 12/1/07, FGIC Insured. . .   500,000      522,825
Cecil County Health Department COPs, 7.875%, 7/1/14. . .   439,000      475,740
Charles County GO Bonds, 5.00%, 3/1/09 . . . . . . . . .   615,000      635,670
Frederick County GO Bonds, 5.00%, 8/1/09 . . . . . . . .   400,000      410,748
Harford County GO Bonds, 5.50%, 1/1/07 . . . . . . . . .   500,000      545,055
Howard County GO Bonds, 5.25%, 8/15/05 . . . . . . . . .   400,000      425,632
Maryland Economic Development Corp. Revenue VRDN,
   4.20%, 6/1/20, LOC: Nationsbank . . . . . . . . . . .   120,000      120,000
Maryland GO Bonds, 5.00%, 8/1/11 . . . . . . . . . . . .   500,000      511,705
Maryland Health & Higher Education Facilities
   Authority Revenue Bonds, 6.00%, 7/1/10. . . . . . . .   300,000      334,938
Maryland Housing & Community Development
   Revenue Bonds, 5.05%, 4/1/08. . . . . . . . . . . . .   500,000      511,780
Maryland IDA Revenue Bonds, 5.20%, 12/1/05 . . . . . . .   250,000      261,707
Maryland IDA Revenue Bonds, 6.375%, 11/1/09,
   LOC: First National Bank of Maryland
   (Optional tender 10/31/99 @ 100). . . . . . . . . . .   170,000      171,387
Maryland Stadium Authority Revenue Bonds,
   5.375%, 12/15/03, AMBAC Insured . . . . . . . . . . .   370,000      392,488
Maryland State COPs for St. Mary's County:
   5.20%, 6/1/04 . . . . . . . . . . . . . . . . . . . .   155,000      163,420
   5.20%, 12/1/04. . . . . . . . . . . . . . . . . . . .   180,000      190,381
Maryland State Economic Development Authority Revenue
   Bonds, Series A:
      6.10%, 1/1/00. . . . . . . . . . . . . . . . . . .   165,000      171,725
      8.625%, 10/1/19. . . . . . . . . . . . . . . . . .   500,000      588,285
Montgomery County GO Bonds:
   9.75%, 6/1/01 . . . . . . . . . . . . . . . . . . . .   250,000      295,397
   7.00%, 5/1/03 . . . . . . . . . . . . . . . . . . . .   230,000      261,208
Montgomery County Opportunity MFH Revenue VRDN,
   3.95%, 6/1/29, LOC: Key Bank. . . . . . . . . . . . .   100,000      100,000
Northeast Maryland Waste Disposal Authority Revenue
   Bonds, 5.80%, 7/1/04. . . . . . . . . . . . . . . . .   250,000      268,140
Prince Georges County COPs, 5.90%, 9/15/08,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . .   300,000      329,277
University of Maryland Auxiliary System Revenue Bonds,
   5.20%, 4/1/06 . . . . . . . . . . . . . . . . . . . .   400,000      421,124


18 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                              AMOUNT      VALUE
--------------------------------------------------------------------------------
Washington D.C. Metropolitan Area Transit Authority
   Revenue Bonds, 6.00%, 7/1/07, FGIC Insured. . . . . .  $400,000     $448,268
Washington Suburban Sanitary District Revenue Bonds,
   5.00%, 6/1/09 . . . . . . . . . . . . . . . . . . . .   500,000      521,655

OTHER - 4.6%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
   6.00%, 7/1/09, AMBAC Insured. . . . . . . . . . . . .   500,000      566,761
                                                                    -----------

Total Municipal Obligations (Cost $11,792,970) . . . . .             12,498,039
                                                                    -----------

OPTIONS PURCHASED - 0.0%                                 CONTRACTS
--------------------------------------------------------------------------------
Put Options on June U.S. Treasury Bond Futures,
   Expiration 5/15/98, Strike Price 112. . . . . . . . .        25        9,766
                                                                    -----------

Total Options (Premium $20,170). . . . . . . . . . . . .                  9,766
                                                                    -----------

         TOTAL INVESTMENTS (Cost $11,813,140) - 100.6% .             12,507,805
         Other assets and liabilities, net - (0.6%). . .               (70,745)
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .            $12,437,060
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 2,400,418 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .            $12,010,654
Undistributed net investment income. . . . . . . . . . .                 26,285
Accumulated net realized gain (losses) on investments. .              (294,544)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                694,665
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .            $12,437,060
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                  $5.18
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 19

                                  MICHIGAN PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
MICHIGAN MUNICIPAL OBLIGATIONS - 98.8%                      AMOUNT    VALUE
--------------------------------------------------------------------------------
Cedar Springs Public School District GO Bonds,
   7.65%, 5/1/03 . . . . . . . . . . . . . . . . . . . .  $150,000   $  174,174
Clarkston Community School GO Bonds,
   5.25%, 5/1/07, FGIC Insured . . . . . . . . . . . . .   250,000      263,605
Detroit Water Supply System Revenue Bonds,
   5.30%, 7/1/09, MBIA Insured . . . . . . . . . . . . .   175,000      186,006
Greenville Public School District GO Bonds,
   5.75%, 5/1/06, MBIA Insured . . . . . . . . . . . . .   250,000      270,835
Jenison Public School GO Bonds, 5.40%, 5/1/08,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . .   250,000      266,427
Michigan Higher Education Facility Authority Revenue
   Bonds:
   6.00%, 11/1/03. . . . . . . . . . . . . . . . . . . .   500,000      534,105
   7.00%, 11/1/05. . . . . . . . . . . . . . . . . . . .   610,000      712,132
Michigan State Housing Development Authority Revenue
   VRDN, River Place Plaza Apts., 5.00%, 10/1/11 . . . .   455,000      455,946
Michigan State Building Authority Facilities Revenue
   Bonds, Series II, 6.25%, 10/1/01, AMBAC Insured . . .   250,000      268,937
Milan Area Schools GO Bonds, 5.00%, 5/1/13 . . . . . . .   300,000      300,528
Morely Stanwood Community School GO Bonds,
   5.15%, 5/1/07, FGIC Insured . . . . . . . . . . . . .   100,000      104,823
Mount Pleasant School District GO Bonds, 5.65%, 5/1/05 .   250,000      271,978
Oakland County Economic Development Corp. Limited
   Obligation Revenue Bonds, 5.00%, 6/1/07, LOC:
   First America Bank. . . . . . . . . . . . . . . . . .   250,000      255,070
Oakland County Economic Development Corp.
   Limited Obligation Revenue Bonds, Cranbrook
   Educational Community, 6.375%, 11/1/14. . . . . . . .   500,000      553,350
Southfield Economic Development Authority Corp. VRDN,
   5.95%, 5/15/11, INSUR: Fireman's Insurance Co.. . . .    50,000       50,000
University of Michigan Revenue Bonds, 5.60%, 11/15/11. .   235,000      251,548
Zeeland Public Schools GO Bonds,
   5.70%, 5/1/07, MBIA Insured . . . . . . . . . . . . .   205,000      224,015
                                                                    -----------

         TOTAL INVESTMENTS (Cost $4,778,737) - 98.8% . .              5,143,479
         Other assets and liabilities, net - 1.2%. . . .                 63,994
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .             $5,207,473
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 994,135 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .             $5,087,601
Undistributed net investment income. . . . . . . . . . .                  3,526
Accumulated net realized gain (losses) on investments. .              (248,396)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                364,742
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .             $5,207,473
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .             $     5.24
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


20 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  NEW YORK PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS - 96.6%                               AMOUNT       VALUE
--------------------------------------------------------------------------------
Buffalo GO Bonds, Series B, 5.20%, 2/1/10,
   AMBAC Insured . . . . . . . . . . . . . . . . . . . . $300,000      $312,594
Dundee Central School District GO Bonds,
   5.70%, 6/15/07, AMBAC Insured . . . . . . . . . . . .  150,000       163,206
Glen Cove GO Bonds:
   5.50%, 1/15/03. . . . . . . . . . . . . . . . . . . .  225,000       237,424
   5.60%, 1/15/04. . . . . . . . . . . . . . . . . . . .  215,000       229,015
   5.70%, 1/15/05. . . . . . . . . . . . . . . . . . . .  215,000       231,084
Lancaster School District GO Bonds, 5.125%, 6/1/14,
   FGIC Insured. . . . . . . . . . . . . . . . . . . . .  300,000       303,216
Metropolitan Transit Authority Commuter Facility
   Revenue Bonds, Series A, 5.70%, 7/1/02,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . .  180,000       191,345
New York City GO Bonds:
   Series D, 5.70%, 8/15/06. . . . . . . . . . . . . . .  200,000       211,064
   Series E, 5.75%, 2/15/09. . . . . . . . . . . . . . .  200,000       210,290
New York City Industrial Development Agency Civil
   Facility Revenue Bonds, USTA National Tennis Center,
   7.75%, 11/15/02, FSA Insured. . . . . . . . . . . . .  100,000       115,607
New York State Environmental Pollution Control
   Revenue Bonds, 5.70%, 1/15/12 . . . . . . . . . . . .  500,000       540,305
New York State Dormitory Authority Revenue Bonds,
   5.50%, 5/15/07. . . . . . . . . . . . . . . . . . . .  200,000       214,354
New York State Dormitory Authority Revenue Bonds
   for City University, 5.625%, 7/1/16 . . . . . . . . .  200,000       211,984
New York State GO Bonds, 5.75%, 9/15/01. . . . . . . . .   75,000        79,314
New York State GO Bonds, Series B, 6.25%, 8/15/05. . . .  210,000       235,464
New York State Local Assistance Corp. Revenue Bonds,
   Series E, 6.00%, 4/1/14 . . . . . . . . . . . . . . .  100,000       112,458
New York State Power Authority Revenue Bonds,
   6.50%, 1/1/08 . . . . . . . . . . . . . . . . . . . .  100,000       116,226
New York State Thruway Authority Highway Revenue
   Bonds, Series B, 5.375%, 4/1/02, FGIC Insured . . . .  240,000       251,426
New York State Urban Development Corp. Revenue Bonds,
   5.60%, 1/1/07 . . . . . . . . . . . . . . . . . . . .  110,000       116,452
Oneida County GO Bonds, 5.70%, 3/15/01 . . . . . . . . .  150,000       156,790
Orange County IDA VRDN, 4.45%, 6/1/98,
   LOC: Sakura Bank. . . . . . . . . . . . . . . . . . .  200,000       200,000
Orange County IDA VRDN, 5.61%, 12/1/05,
   LOC: Summit Bank. . . . . . . . . . . . . . . . . . .  725,000       725,000
Oyster Bay GO Bonds, 5.00%, 2/15/10. . . . . . . . . . .  500,000       519,345
Suffolk County Industrial Development Agency Bonds,
   6.00%, 2/1/08, FGIC Insured . . . . . . . . . . . . .  150,000       168,445
Triborough Building and Tunnel Revenue Bonds,
   Series A, 5.00%, 1/1/07 . . . . . . . . . . . . . . .  275,000       286,531


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 21

                                                         PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                            AMOUNT        VALUE
--------------------------------------------------------------------------------
Westchester County GO Bonds, 6.70%, 2/1/01 . . . . . . . $140,000      $151,236
Westchester County Industrial Development Agency
   Civic Facility Revenue Bonds, 6.25%, 4/1/05 . . . . .  500,000       529,690
                                                                    -----------

         TOTAL INVESTMENTS (Cost $6,457,905) - 96.6% . .              6,819,865
         Other assets and liabilities, net - 3.4%. . . .                238,758
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .             $7,058,623
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 1,348,661 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .             $6,727,798
Undistributed net investment income. . . . . . . . . . .                  6,993
Accumulated net realized gain (losses) on investments. .               (38,128)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                361,960
                                                                    -----------
      NET ASSETS . . . . . . . . . . . . . . . . . . . .             $7,058,623
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                  $5.23
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


22 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                PENNSYLVANIA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997



                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.9%                               AMOUNT    VALUE
--------------------------------------------------------------------------------
PENNSYLVANIA - 96.8%
Allegheny County Airport Revenue Bonds,
   5.75%, 1/1/13, MBIA Insured . . . . . . . . . . . . .  $300,000     $324,207
Allegheny County GO Bonds, Series C-42, 5.00%, 10/1/07 .   170,000      176,173
Allegheny County Higher Education Building Authority
   Revenue Bonds, Duquesne University Project,
   6.50%, 3/1/10, AMBAC Insured. . . . . . . . . . . . .   100,000      117,442
Allegheny County Higher Education Building Authority
   Revenue Bonds, Series A, 6.00%, 2/15/08 . . . . . . .   230,000      250,037
Allegheny County Hospital Development Authority
   Revenue Bonds, 5.35%, 12/1/15, MBIA Insured . . . . .   200,000      203,518
Bucks County GO Bonds, Series A, 6.00%, 3/1/01 . . . . .   165,000      174,713
Cambria Township Water Authority Industrial User
   Revenue Bonds, 6.00%, 12/1/12, LOC: Banque Paribas. .   250,000      259,565
Central Bucks County School District GO Bonds,
   6.40%, 2/1/01 . . . . . . . . . . . . . . . . . . . .   130,000      139,000
Chester County GO Bonds, 5.50%,12/15/07. . . . . . . . .   175,000      185,080
Delaware County Memorial Hospital Revenue Bonds,
   5.25%, 8/15/07, MBIA Insured. . . . . . . . . . . . .   180,000      190,584
Erie County GO Bonds, Series B, 6.75%, 9/1/16,
   (Prerefunded 9/1/01 @100) . . . . . . . . . . . . . .    90,000       98,036
Jim Thorpe Area School District GO Bonds,
   5.05%, 3/15/09, MBIA Insured. . . . . . . . . . . . .   210,000      216,785
Latrobe IDA Revenue Bonds, St. Vincent College,
   6.40%, 5/1/06 . . . . . . . . . . . . . . . . . . . .   100,000      110,353
Montgomery County Higher Education & Health Authority
   Revenue Bonds, 5.50%, 10/1/08, MBIA Insured . . . . .   220,000      237,054
Montgomery County Industrial Development Revenue VRDN,
   4.10%, 12/1/13, LOC: PNC Bank . . . . . . . . . . . .   150,000      150,000
Pennsylvania Infrastructure Investment Authority
   Revenue Bonds, 5.75%, 9/1/99. . . . . . . . . . . . .    75,000       77,135
Pennsylvania Intergovernmental Co-op Revenue Bonds,
   5.25%, 6/15/06, FGIC Insured. . . . . . . . . . . . .   120,000      124,962
Pennsylvania State GO Bonds, Series I, 5.30%, 5/1/06 . .   100,000      106,249
Pennsylvania State IDA Revenue Bonds,
   6.00%, 1/1/05, AMBAC Insured. . . . . . . . . . . . .    75,000       82,637
Peters Township School District GO Bonds,
   6.00%, 5/15/04, FGIC Insured. . . . . . . . . . . . .    65,000       69,160
Philadelphia Airport Revenue Bonds:
   5.25%, 6/15/98, FGIC Insured. . . . . . . . . . . . .   100,000      100,335
   5.75%, 6/15/08, AMBAC Insured . . . . . . . . . . . .   300,000      325,536
Philadelphia Hospital and Higher Education Revenue Bonds,
   Belmont Center, 5.75%, 10/1/07. . . . . . . . . . . .   195,000      208,092
Philadelphia MFH Revenue VRDN, 4.05%, 12/1/09,
   LOC: Marine Midland Bank. . . . . . . . . . . . . . .   175,000      175,000


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 23

                                                         PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                            AMOUNT        VALUE
--------------------------------------------------------------------------------
Philadelphia Water and Wastewater Revenue Bonds,
   5.50%, 6/15/15, FSA Insured . . . . . . . . . . . . .  $150,000     $153,819
Pittsburgh GO Bonds, Series A, 5.70%, 9/1/08,
   MBIA Insured. . . . . . . . . . . . . . . . . . . . .   100,000      106,519
Pittsburgh Urban Redevelopment Authority Revenue Bonds,
   6.00%, 8/1/08 . . . . . . . . . . . . . . . . . . . .   175,000      180,519
Ridley Park Hospital Authority Revenue Bonds,
   Tayler Hospital,  5.125%, 12/1/98 . . . . . . . . . .    20,000       20,176
Seneca Valley School District GO Bonds,
   5.80%, 2/15/11, FGIC Insured. . . . . . . . . . . . .   110,000      118,289
State Public School Building Authority Revenue Bonds,
   Harrisburg Area Community College,
   6.70%, 10/01/00, MBIA Insured . . . . . . . . . . . .    75,000       79,175
Wilkes Barre Area School District GO Bonds,
   5.75%, 4/1/06, FGIC Insured . . . . . . . . . . . . .   125,000      135,398

OTHER - 2.1%
Puerto Rico Commonwealth Highway and Transportation
   Revenue Bonds, 5.00%, 7/1/02. . . . . . . . . . . . .   105,000      108,546
                                                                    -----------

         TOTAL INVESTMENTS (Cost $4,725,852) - 98.9% . .              5,004,094
         Other assets and liabilities, net - 1.1%. . . .                 55,702
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .             $5,059,796
                                                                    -----------
                                                                    -----------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 969,755 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .             $4,825,292
Undistributed net investment income. . . . . . . . . . .                 34,972
Accumulated net realized gain (losses) on investments. .               (78,710)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                278,242
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .             $5,059,796
                                                                    -----------
                                                                    -----------

      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                  $5.22
                                                                    -----------
                                                                    -----------



SEE NOTES TO FINANCIAL STATEMENTS.


24 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  VIRGINIA PORTFOLIO
                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997


                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.2%                               AMOUNT    VALUE
--------------------------------------------------------------------------------
VIRGINIA - 94.0%
Arlington County Community Housing Finance
   Revenue Bonds, 6.00%, 6/1/09. . . . . . . . . . . . .  $535,000     $557,876
Arlington County GO Bonds, 5.50%, 8/1/06 . . . . . . . .   300,000      319,938
Blue Ridge Regional Jail Facility Revenue Bonds,
   5.25%, 12/1/08. . . . . . . . . . . . . . . . . . . .   500,000      529,390
Chesapeake Bay Bridge and Tunnel Revenue Bonds,
   5.50%, 7/1/06, FGIC Insured . . . . . . . . . . . . .   450,000      486,112
Chesapeake County GO Bonds, 5.60%, 5/1/00. . . . . . . .   300,000      311,001
Chesapeake County IDA Revenue Bonds, MBIA Insured:
   6.00%, 6/1/07 . . . . . . . . . . . . . . . . . . . .   110,000      123,355
   6.00%, 6/1/08 . . . . . . . . . . . . . . . . . . . .   175,000      197,097
Fairfax County IDA Revenue Bonds, Inova Health
   Systems Project, 5.50%, 8/15/08 . . . . . . . . . . .   500,000      538,760
Hampton City GO Bonds, 5.90%, 1/15/07. . . . . . . . . .   400,000      441,092
Hanover County IDA Revenue Bonds,
   5.30%, 8/15/07, MBIA Insured. . . . . . . . . . . . .   500,000      533,755
Henrico County IDA Revenue VRDN,
   4.50%, 10/1/00, LOC: Tokai Bank . . . . . . . . . . .   100,000      100,000
Loudon County GO Bonds, Series A, 5.40%, 10/1/06 . . . .   200,000      213,744
Loudon County COPs, FSA Insured:
   6.10%, 3/1/02 . . . . . . . . . . . . . . . . . . . .   200,000      215,006
   6.30%, 3/1/04 . . . . . . . . . . . . . . . . . . . .   190,000      210,107
Metropolitan Washington Airport Authority Revenue
   Bonds, Series A, MBIA Insured, 5.60%, 10/1/06 . . . .   300,000      323,538
Norfolk GO Bonds, Series A, 5.40%, 2/1/02. . . . . . . .   300,000      314,517
Northern Virginia Transportation District Revenue
   Bonds, Series A, 5.125%, 5/15/10. . . . . . . . . . .   500,000      516,720
Peninsula Ports Health System Health Revenue Bonds,
   6.00%, 7/1/01 . . . . . . . . . . . . . . . . . . . .   300,000      318,411
Riverside Regulatory Jail Authority Revenue Bonds,
   5.70%, 7/1/08, MBIA Insured . . . . . . . . . . . . .   450,000      490,981
Russell County IDA Revenue Bonds, 5.45%, 4/1/98,
   IA: Escrowed Treasury . . . . . . . . . . . . . . . .   500,000      500,000
Virginia College Building Authority Revenue Bonds,
   Hampton University Project, 5.20%, 4/1/02 . . . . . .   435,000      451,056
Virginia College Building Authority Revenue Bonds,
   Twenty First Century College Project, 5.00%, 8/1/09 .   500,000      516,760
Virginia Beach GO Bonds, 5.40%, 7/15/08. . . . . . . . .   340,000      367,200
Virginia State Housing Authority Revenue Bonds:
   Series A, 6.50%, 7/1/03 . . . . . . . . . . . . . . .   200,000      216,166
   Series A, 6.90%, 7/1/07 . . . . . . . . . . . . . . .   270,000      295,380
   Series C, 6.00%, 1/1/03 . . . . . . . . . . . . . . .   400,000      421,840
   Series C, 6.75%, 7/1/11 . . . . . . . . . . . . . . .   120,000      127,877
Virginia State Housing Authority Revenue VRDN,
   6.875%, 1/1/17. . . . . . . . . . . . . . . . . . . .   110,000      110,000


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 25

                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                              AMOUNT      VALUE
--------------------------------------------------------------------------------
Virginia State MFH Revenue Bonds, 5.85%, 5/1/08. . . . .  $500,000     $525,970
Virginia State Public Building Authority Revenue Bonds:
   Series A, 5.80%, 8/1/02 . . . . . . . . . . . . . . .   100,000      106,301
   Series A, 6.00%, 8/1/03 . . . . . . . . . . . . . . .   400,000      427,152
   Series B, 5.625%, 8/1/02. . . . . . . . . . . . . . .   230,000      244,018
Virginia State Public School Authority Revenue Bonds,
   Series A:
   6.00%, 8/1/01 . . . . . . . . . . . . . . . . . . . .   200,000      213,086
   6.00%, 8/1/03 . . . . . . . . . . . . . . . . . . . .   200,000      217,640
Virginia State Transportation Board Revenue Bonds,
   Route 28 Project, 5.75%, 4/1/00 . . . . . . . . . . .   265,000      275,038
Washington County IDA Revenue Bonds, 5.625%, 7/1/02. . .   320,000      336,112
West Point IDA Revenue Bonds, Chesapeake Corporation,
   6.375%, 5/1/03. . . . . . . . . . . . . . . . . . . .   300,000      301,719
Winchester IDA Revenue Bonds, Shenandoah University,
   6.05%, 10/1/05, Asset Guaranty Insured. . . . . . . .   300,000      329,706

OTHER - 4.2%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
   6.00%, 7/1/09, AMBAC Insured. . . . . . . . . . . . .   500,000      566,762
                                                                    -----------

Total Municipal Obligations (Cost $12,580,275) . . . . .             13,291,183
                                                                    -----------
OPTIONS PURCHASED - 0.0%                                   CONTRACTS
--------------------------------------------------------------------------------
Put Options on June U.S. Treasury Bond Futures,
   Expiration 5/15/98, Strike Price 112. . . . . . . . .        25        9,766
                                                                    -----------

Total Options (Premium $20,170). . . . . . . . . . . . .                  9,766
                                                                    -----------

         TOTAL INVESTMENTS (Cost $12,600,445) - 98.2%. .             13,300,949
         Other assets and liabilities, net - 1.8%. . . .                240,662
                                                                    -----------
         NET ASSETS - 100% . . . . . . . . . . . . . . .            $13,541,611
                                                                    -----------
                                                                    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital applicable to 2,601,610 outstanding
   Class A shares of common stock, $0.01 par value
   with 250,000,000 Class A shares authorized. . . . . .            $13,042,643
Undistributed net investment income. . . . . . . . . . .                 19,814
Accumulated net realized gain (losses) on investments. .              (221,350)
Net unrealized appreciation (depreciation) on
   investments . . . . . . . . . . . . . . . . . . . . .                700,504
                                                                    -----------

      NET ASSETS . . . . . . . . . . . . . . . . . . . .            $13,541,611

                                                                    -----------
                                                                    -----------
      NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                  $5.21
                                                                    -----------
                                                                    -----------


ABBREVIATIONS:
AMBAC - AMERICAN MUNICIPAL BOND         IDA- INDUSTRIAL DEVELOPMENT AUTHORITY
  ASSURANCE CORP.
COPS - CERTIFICATES OF PARTICIPATION    MBIA - MUNICIPAL BOND INSURANCE
                                          ASSOCIATION
FGIC - FINANCIAL GUARANTY INSURANCE     MFH - MULTI-FAMILY HOUSING
  COMPANY
FSA - FINANCIAL SECURITY ADVISOR        VRDN - VARIABLE RATE DEMAND NOTES
GO - GENERAL OBLIGATION

EXPLANATION OF GUARANTEES:
GA - GUARANTY AGREEMENT                 INSUR - INSURANCE
IA - INVESTMENT AGREEMENT               LOC - LETTER OF CREDIT


SEE NOTES TO FINANCIAL STATEMENTS.


26 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                               STATEMENTS OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997



                                                              NATIONAL        ARIZONA     CALIFORNIA
NET INVESTMENT INCOME                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------
Investment Income
   Interest income . . . . . . . . . . . . . . . . . .      $2,680,450       $126,495     $1,878,381
                                                            ----------       --------     ----------
Expenses
   Investment advisory fee . . . . . . . . . . . . . .         285,023         15,607        204,019
   Transfer agency fees and expenses . . . . . . . . .          24,357          1,650         18,913
   Directors' fees and expenses. . . . . . . . . . . .           6,389            360          4,654
   Administrative fees . . . . . . . . . . . . . . . .          47,504          2,601         34,003
   Custodian fees. . . . . . . . . . . . . . . . . . .          14,527          5,865         11,519
   Registration fees . . . . . . . . . . . . . . . . .          31,941          1,782          1,560
   Reports to shareholders . . . . . . . . . . . . . .          17,086          1,951         12,779
   Professional fees . . . . . . . . . . . . . . . . .          26,790          1,462         19,130
   Miscellaneous . . . . . . . . . . . . . . . . . . .           5,724            736          4,050
                                                            ----------       --------     ----------
      Total expenses . . . . . . . . . . . . . . . . .         459,341         32,014        310,627
      Fees paid indirectly . . . . . . . . . . . . . .        (14,527)        (5,865)       (11,519)
                                                            ----------       --------     ----------
         Net expenses. . . . . . . . . . . . . . . . .         444,814         26,149        299,108
                                                            ----------       --------     ----------

      NET INVESTMENT INCOME. . . . . . . . . . . . . .       2,235,636        100,346      1,579,273
                                                            ----------       --------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities . . . . . . . .          69,155          (593)        297,945
Net realized gain (loss) on futures. . . . . . . . . .        (82,775)        (2,075)       (84,875)
                                                            ----------       --------     ----------
                                                              (13,620)        (2,668)        213,070

Change in unrealized appreciation or depreciation. . .       1,075,751         51,083        389,342
                                                            ----------       --------     ----------

      NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . .       1,062,131         48,415        602,412
                                                            ----------       --------     ----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS. . . . . . . . . . . .      $3,297,767       $148,761     $2,181,685
                                                            ----------       --------     ----------
                                                            ----------       --------     ----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 27

                               STATEMENTS OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997



                                                              FLORIDA        MARYLAND      MICHIGAN
NET INVESTMENT INCOME                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------
Investment Income
   Interest income . . . . . . . . . . . . . . . . . .        $343,569       $638,762       $288,081
                                                            ----------       --------     ----------

Expenses
   Investment advisory fee . . . . . . . . . . . . . .          40,391         70,899         32,281
   Transfer agency fees and expenses . . . . . . . . .           1,498          7,661          2,571
   Directors'/Trustees' fees and expenses. . . . . . .             896          1,603            734
   Administrative fees . . . . . . . . . . . . . . . .           6,732         11,816          5,380
   Custodian fees. . . . . . . . . . . . . . . . . . .           6,992          7,870          4,963
   Registration fees . . . . . . . . . . . . . . . . .             179          2,845          1,356
   Reports to shareholders . . . . . . . . . . . . . .           1,876          5,274          2,748
   Professional fees . . . . . . . . . . . . . . . . .             761          6,643          3,028
   Miscellaneous . . . . . . . . . . . . . . . . . . .             966          2,330            930
                                                            ----------       --------     ----------
      Total expenses . . . . . . . . . . . . . . . . .          60,291        116,941         53,991
      Fees paid indirectly . . . . . . . . . . . . . .         (6,992)        (7,870)        (4,963)
                                                            ----------       --------     ----------
         Net expenses. . . . . . . . . . . . . . . . .          53,299        109,071         49,028
                                                            ----------       --------     ----------

      NET INVESTMENT INCOME. . . . . . . . . . . . . .         290,270        529,691        239,053
                                                            ----------       --------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities . . . . . . . .        (12,361)         86,918          7,876
Net realized gain (loss) on futures. . . . . . . . . .              --             --        (3,112)
                                                            ----------       --------     ----------
                                                              (12,361)         86,918          4,764

Change in unrealized appreciation or depreciation. . .         188,130        262,099        127,486
                                                            ----------       --------     ----------

      NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . .         175,769        349,017        132,250
                                                            ----------       --------     ----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS. . . . . . . . . . . .        $466,039       $878,708       $371,303
                                                            ----------       --------     ----------
                                                            ----------       --------     ----------




SEE NOTES TO FINANCIAL STATEMENTS.


28 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                               STATEMENTS OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997




                                                             NEW YORK      PENNSYLVANIA    VIRGINIA
NET INVESTMENT INCOME                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------
Investment Income
   Interest income . . . . . . . . . . . . . . . . . .        $346,331       $248,644       $699,329
                                                            ----------       --------     ----------

Expenses
   Investment advisory fee . . . . . . . . . . . . . .          39,300         27,612         79,695
   Transfer agency fees and expenses . . . . . . . . .           4,636          2,483          6,899
   Directors' fees and expenses. . . . . . . . . . . .             890            582          1,800
   Administrative fees . . . . . . . . . . . . . . . .           6,550          4,602         13,283
   Custodian fees. . . . . . . . . . . . . . . . . . .           7,297          8,153         10,325
   Registration fees . . . . . . . . . . . . . . . . .           1,817            399            448
   Reports to shareholders . . . . . . . . . . . . . .           3,308          2,491          5,344
   Professional fees . . . . . . . . . . . . . . . . .           3,683          2,590          7,466
   Miscellaneous . . . . . . . . . . . . . . . . . . .           1,105            774          2,605
                                                            ----------       --------     ----------
      Total expenses . . . . . . . . . . . . . . . . .          68,586         49,686        127,865
      Fees paid indirectly . . . . . . . . . . . . . .         (7,297)        (8,153)       (10,325)
                                                            ----------       --------     ----------
         Net expenses. . . . . . . . . . . . . . . . .          61,289         41,533        117,540
                                                            ----------       --------     ----------

      NET INVESTMENT INCOME. . . . . . . . . . . . . .         285,042        207,111        581,789
                                                            ----------       --------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities . . . . . . . .        (15,654)         10,066        (7,480)
Net realized gain (loss) on futures. . . . . . . . . .         (2,075)             --             --
                                                            ----------       --------     ----------
                                                              (17,729)         10,066        (7,480)

Change in unrealized appreciation or depreciation. . .         213,929        108,804        291,183
                                                            ----------       --------     ----------

      NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . .         196,200        118,870        283,703
                                                            ----------       --------     ----------

      INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS. . . . . . . . . . . .        $481,242       $325,981       $865,492
                                                            ----------       --------     ----------
                                                            ----------       --------     ----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 29

                                  NATIONAL PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                        1997         1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . . $2,235,636   $2,162,414
   Net realized gain (loss). . . . . . . . . . . . . .   (13,620)      154,953
   Change in unrealized appreciation or depreciation .  1,075,751    (492,296)
                                                      -----------   ----------
         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .  3,297,767    1,825,071
                                                      -----------   ----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .(2,245,285)  (1,940,913)
      Class C shares . . . . . . . . . . . . . . . . .         --    (203,415)
                                                      -----------   ----------
   Total distributions . . . . . . . . . . . . . . . .(2,245,285)  (2,144,328)
                                                      -----------   ----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . . 13,264,382   13,543,646
      Class C shares . . . . . . . . . . . . . . . . .         --    3,114,924
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .  1,846,162    1,548,570
      Class C shares . . . . . . . . . . . . . . . . .         --      199,801
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . .(12,841,599) (9,392,644)
      Class C shares . . . . . . . . . . . . . . . . .         --  (9,607,268)
                                                      -----------   ----------
   Total capital share transactions. . . . . . . . . .  2,268,945    (592,971)
                                                      -----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .  3,321,427    (912,228)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . 45,611,937    46,524,165
                                                      -----------   -----------
End of year (including undistributed net investment
   income of $69,302 and $81,236, respectively). . . .$48,933,364   $45,611,937
                                                      -----------   -----------
                                                      -----------   -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .  1,251,649    1,286,733
   Class C shares. . . . . . . . . . . . . . . . . . .         --      299,658
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .    174,583      147,867
   Class C shares. . . . . . . . . . . . . . . . . . .         --       19,197
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . . (1,209,723)   (895,904)
   Class C shares. . . . . . . . . . . . . . . . . . .         --    (921,429)
                                                       -----------   ---------
Total capital share activity . . . . . . . . . . . . .    216,509     (63,878)
                                                       -----------   ---------
                                                       -----------   ---------



SEE NOTES TO FINANCIAL STATEMENTS.


30 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  ARIZONA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                      YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                        1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .   $100,346     $104,228
   Net realized gain (loss)  . . . . . . . . . . . . .    (2,668)        1,822
   Change in unrealized appreciation or depreciation .     51,083     (24,832)
                                                      -----------    ---------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .    148,761       81,218
                                                      -----------    ---------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .  (101,945)     (85,015)
      Class C shares . . . . . . . . . . . . . . . . .         --     (17,574)
                                                      -----------    ---------
   Total distributions . . . . . . . . . . . . . . . .  (101,945)    (102,589)
                                                      -----------    ---------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .    532,968      919,546
      Class C shares . . . . . . . . . . . . . . . . .         --       64,050
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     95,345       72,460
      Class C shares . . . . . . . . . . . . . . . . .         --       17,573
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . .  (605,466)    (390,378)
      Class C shares . . . . . . . . . . . . . . . . .         --    (816,670)
                                                      -----------    ---------
   Total capital share transactions. . . . . . . . . .     22,847    (133,419)
                                                      -----------    ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .     69,663    (154,790)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .  2,634,802    2,789,592
                                                      -----------   ----------
End of year (including undistributed net investment
   income of $8,853 and $10,452, respectively) . . . . $2,704,465   $2,634,802
                                                      -----------   ----------
                                                      -----------   ----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .    107,485      183,666
   Class C shares. . . . . . . . . . . . . . . . . . .         --       12,912
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .     18,931       14,476
   Class C shares. . . . . . . . . . . . . . . . . . .         --        3,518
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .  (122,337)     (77,803)
   Class C shares. . . . . . . . . . . . . . . . . . .         --    (163,192)
                                                      -----------    ---------
Total capital share activity . . . . . . . . . . . . .      4,079     (26,423)
                                                      -----------    ---------
                                                      -----------    ---------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 31

                                 CALIFORNIA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                        1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . . $1,579,273   $1,627,836
   Net realized gain (loss). . . . . . . . . . . . . .    213,070       99,571
   Change in unrealized appreciation or depreciation .    389,342    (367,520)
                                                      -----------   ----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .  2,181,685    1,359,887
                                                      -----------   ----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .(1,559,789)  (1,517,194)
      Class C shares . . . . . . . . . . . . . . . . .         --    (117,484)
                                                      -----------   ----------
   Total distributions . . . . . . . . . . . . . . . .(1,559,789)  (1,634,678)
                                                      -----------   ----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .  6,263,284    9,255,621
      Class C shares . . . . . . . . . . . . . . . . .         --    1,279,993
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .  1,120,614    1,074,634
      Class C shares . . . . . . . . . . . . . . . . .         --      114,171
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . . (8,614,248) (8,831,034)
      Class C shares . . . . . . . . . . . . . . . . .         --  (5,441,016)
                                                      -----------   ----------
   Total capital share transactions. . . . . . . . . .(1,230,350)  (2,547,631)
                                                      -----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .  (608,454)  (2,822,422)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . 35,693,430   38,515,852
                                                      -----------  -----------
End of year (including undistributed net investment
   income of $54,963 and $46,997, respectively). . . .$35,084,976  $35,693,430
                                                      -----------  -----------
                                                      -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .    598,006      889,558
   Class C shares. . . . . . . . . . . . . . . . . . .         --      124,022
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .    107,426      103,600
   Class C shares. . . . . . . . . . . . . . . . . . .         --       11,072
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .  (824,559)    (850,135)
   Class C shares. . . . . . . . . . . . . . . . . . .         --    (526,009)
                                                      -----------  -----------
Total capital share activity . . . . . . . . . . . . .  (119,127)    (247,892)
                                                      -----------  -----------
                                                      -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.


32 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  FLORIDA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                        1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .   $290,270     $215,654
   Net realized gain (loss). . . . . . . . . . . . . .   (12,361)          592
   Change in unrealized appreciation or depreciation .    188,130     (12,347)
                                                      -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .    466,039      203,899
                                                      -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .  (290,832)    (205,633)
      Class C shares . . . . . . . . . . . . . . . . .         --     (10,301)
                                                      -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .  (290,832)    (215,934)
                                                      -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .  2,738,820    1,924,160
      Class C shares . . . . . . . . . . . . . . . . .         --       53,368
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .    212,226      146,384
      Class C shares . . . . . . . . . . . . . . . . .         --        9,206
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . .  (843,564)    (440,515)
      Class C shares . . . . . . . . . . . . . . . . .         --    (457,422)
                                                      -----------  -----------
   Total capital share transactions. . . . . . . . . .  2,107,482    1,235,181
                                                      -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .  2,282,689    1,223,146

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .  5,516,388    4,293,242
                                                      -----------  -----------
End of year (including undistributed net investment
   income of $5,491 and $6,053, respectively). . . . . $7,799,077   $5,516,388
                                                      -----------  -----------
                                                      -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .    540,337      387,621
   Class C shares. . . . . . . . . . . . . . . . . . .         --       10,776
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .     42,116       29,358
   Class C share . . . . . . . . . . . . . . . . . . .         --        1,853
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .  (166,864)     (87,903)
   Class C shares. . . . . . . . . . . . . . . . . . .         --     (92,042)
                                                      -----------  -----------
Total capital share activity . . . . . . . . . . . . .    415,589      249,663
                                                      -----------  -----------
                                                      -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 33

                                  MARYLAND PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                         1997           1996
---------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .    $529,691     $533,141
   Net realized gain (loss). . . . . . . . . . . . . .      86,918        2,279
   Change in unrealized appreciation or depreciation .     262,099    (106,935)
                                                       -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .     878,708      428,485
                                                       -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .   (528,089)    (427,812)
      Class C shares . . . . . . . . . . . . . . . . .          --     (91,849)
                                                       -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .   (528,089)    (519,661)
                                                       -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .   2,004,752    4,655,361
      Class C shares . . . . . . . . . . . . . . . . .          --    1,091,676
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     443,291      361,985
      Class C shares . . . . . . . . . . . . . . . . .          --       79,464
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . . (2,384,609)  (2,357,802)
      Class C shares . . . . . . . . . . . . . . . . .          --  (3,636,207)
                                                       -----------  -----------
   Total capital share transactions. . . . . . . . . .      63,434      194,477
                                                       -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .     414,053      103,301

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .  12,023,007   11,919,706
                                                       -----------  -----------
End of year (including undistributed net investment
   income of $26,285 and $26,265, respectively). . . . $12,437,060  $12,023,007
                                                       -----------  -----------
                                                       -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .     397,036      929,544
   Class C shares. . . . . . . . . . . . . . . . . . .          --      217,973
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .      87,700       72,459
   Class C shares. . . . . . . . . . . . . . . . . . .          --       16,019
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .   (472,699)    (473,179)
   Class C shares. . . . . . . . . . . . . . . . . . .          --    (731,705)
                                                       -----------  -----------
Total capital share activity . . . . . . . . . . . . .      12,037       31,111
                                                       -----------  -----------
                                                       -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.


34 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  MICHIGAN PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                         1997           1996
---------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .    $239,053     $249,943
   Net realized gain (loss). . . . . . . . . . . . . .       4,764        (526)
   Change in unrealized appreciation or depreciation .     127,486     (14,620)
                                                       -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .     371,303      234,797
                                                       -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .   (238,876)    (214,870)
      Class C shares . . . . . . . . . . . . . . . . .          --     (42,186)
                                                       -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .   (238,876)    (257,056)
                                                       -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .     269,294    1,768,456
      Class C shares . . . . . . . . . . . . . . . . .          --      413,783
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     200,022      184,760
      Class C shares . . . . . . . . . . . . . . . . .          --       38,664
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . . (1,198,069)    (703,139)
      Class C shares . . . . . . . . . . . . . . . . .          --  (1,928,904)
                                                       -----------  -----------
   Total capital share transactions. . . . . . . . . .   (728,753)    (226,380)
                                                       -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .   (596,326)    (248,639)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .   5,803,799    6,052,438
                                                       -----------  -----------
End of year (including undistributed net investment
   income of $3,526 and $3,383, respectively). . . . .  $5,207,473   $5,803,799
                                                       -----------  -----------
                                                       -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .      52,486      350,281
   Class C shares. . . . . . . . . . . . . . . . . . .          --       82,385
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .      38,965       36,549
   Class C shares. . . . . . . . . . . . . . . . . . .          --        7,685
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .   (234,594)    (139,386)
   Class C shares. . . . . . . . . . . . . . . . . . .          --    (382,779)
                                                       -----------  -----------
Total capital share activity . . . . . . . . . . . . .   (143,143)     (45,265)
                                                       -----------  -----------
                                                       -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.

ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 35

                                  NEW YORK PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                         1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .    $285,042     $252,546
   Net realized gain (loss). . . . . . . . . . . . . .    (17,729)     (22,548)
   Change in unrealized appreciation or depreciation .     213,929        1,084
                                                       -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .     481,242      231,082
                                                       -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .   (283,097)    (180,596)
      Class C shares . . . . . . . . . . . . . . . . .          --     (69,116)
   Net realized gain on investments:
      Class A shares . . . . . . . . . . . . . . . . .          --      (4,252)
      Class C shares . . . . . . . . . . . . . . . . .          --           --
                                                       -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .   (283,097)    (253,964)
                                                       -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .   1,818,232    3,815,003
      Class C shares . . . . . . . . . . . . . . . . .          --    1,146,085
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     263,936      163,741
      Class C shares . . . . . . . . . . . . . . . . .          --       67,745
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . . (1,439,645)  (1,337,801)
      Class C shares . . . . . . . . . . . . . . . . .          --  (3,578,862)
                                                       -----------  -----------
   Total capital share transactions. . . . . . . . . .     642,523      275,911
                                                       -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .     840,668      253,029

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .   6,217,955    5,964,926
                                                       -----------  -----------
End of year (including undistributed net investment
   income of $6,993 and $6,583, respectively). . . . .  $7,058,623   $6,217,955
                                                       -----------  -----------
                                                       -----------  -----------
CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .     357,668      755,503
   Class C shares. . . . . . . . . . . . . . . . . . .          --      228,187
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .      51,640       32,402
   Class C shares. . . . . . . . . . . . . . . . . . .          --       13,474
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .   (282,335)    (264,199)
   Class C shares. . . . . . . . . . . . . . . . . . .          --    (709,949)
                                                       -----------  -----------
Total capital share activity . . . . . . . . . . . . .     126,973       55,418
                                                       -----------  -----------
                                                       -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.

36 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                PENNSYLVANIA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                         1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .    $207,111     $190,360
   Net realized gain (loss). . . . . . . . . . . . . .      10,066     (12,540)
   Change in unrealized appreciation or depreciation .     108,804     (22,000)
                                                       -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .     325,981      155,820
                                                       -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .   (196,901)    (138,021)
      Class C shares . . . . . . . . . . . . . . . . .          --     (42,430)
                                                       -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .   (196,901)    (180,451)
                                                       -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .     813,057    2,352,099
      Class C shares . . . . . . . . . . . . . . . . .          --      259,159
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     151,476       97,735
      Class C shares . . . . . . . . . . . . . . . . .          --       40,440
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . .   (519,933)    (480,482)
      Class C shares . . . . . . . . . . . . . . . . .          --  (2,028,428)
                                                       -----------  -----------
   Total capital share transactions. . . . . . . . . .     444,600      240,523
                                                       -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .     573,680      215,892

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .   4,486,116    4,270,224
                                                       -----------  -----------
End of year (including undistributed net investment
   income of $34,972 and $24,762, respectively). . . .  $5,059,796   $4,486,116
                                                       -----------  -----------
                                                       -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .     159,024      464,737
   Class C shares. . . . . . . . . . . . . . . . . . .          --       51,179
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .      29,650       19,408
   Class C shares. . . . . . . . . . . . . . . . . . .          --        8,037
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .   (102,065)     (95,924)
   Class C shares. . . . . . . . . . . . . . . . . . .          --    (401,715)
                                                       -----------  -----------
Total capital share activity . . . . . . . . . . . . .      86,609       45,722
                                                       -----------  -----------
                                                       -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.

ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 37

                                  VIRGINIA PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED     YEAR ENDED
                                                      DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                         1997           1996
--------------------------------------------------------------------------------
Operations
   Net investment income . . . . . . . . . . . . . . .    $581,789     $501,050
   Net realized gain (loss). . . . . . . . . . . . . .     (7,480)       68,788
   Change in unrealized appreciation or depreciation .     291,183    (123,053)
                                                       -----------  -----------

         INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS . . . . . . . . . .     865,492      446,785
                                                       -----------  -----------

Distributions to shareholders from
   Net investment income:
      Class A shares . . . . . . . . . . . . . . . . .   (578,854)    (397,746)
      Class C shares . . . . . . . . . . . . . . . . .          --    (100,982)
                                                       -----------  -----------
   Total distributions . . . . . . . . . . . . . . . .   (578,854)    (498,728)
                                                       -----------  -----------

Capital share transactions
   Shares sold:
      Class A shares . . . . . . . . . . . . . . . . .   2,455,336    5,790,886
      Class C shares . . . . . . . . . . . . . . . . .          --      817,861
   Reinvestment of distributions:
      Class A shares . . . . . . . . . . . . . . . . .     533,068      348,686
      Class C shares . . . . . . . . . . . . . . . . .          --      100,737
   Shares redeemed:
      Class A shares . . . . . . . . . . . . . . . . . (2,351,006)    (805,200)
      Class C share. . . . . . . . . . . . . . . . . .          --  (4,085,103)
                                                       -----------  -----------
   Total capital share transactions. . . . . . . . . .     637,398    2,167,867
                                                       -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .     924,036    2,115,924

NET ASSETS
--------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . .  12,617,575   10,501,651
                                                       -----------  -----------
End of year (including undistributed net investment
   income of $19,814 and $16,879, respectively). . . . $13,541,611  $12,617,575
                                                       -----------  -----------
                                                       -----------  -----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------
Shares sold:
   Class A shares. . . . . . . . . . . . . . . . . . .     480,867    1,142,057
   Class C shares. . . . . . . . . . . . . . . . . . .          --      161,108
Reinvestment of distributions:
   Class A shares. . . . . . . . . . . . . . . . . . .     104,273       68,920
   Class C shares. . . . . . . . . . . . . . . . . . .          --       19,934
Shares redeemed:
   Class A shares. . . . . . . . . . . . . . . . . . .   (458,545)    (158,926)
   Class C shares. . . . . . . . . . . . . . . . . . .          --    (806,106)
                                                       -----------  -----------
Total capital share activity . . . . . . . . . . . . .     126,595      426,987
                                                       -----------  -----------
                                                       -----------  -----------



SEE NOTES TO FINANCIAL STATEMENTS.

38 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                            NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Calvert Municipal Fund is comprised of eight Municipal Intermediate Portfolios: National, Arizona, California, Maryland, Michigan, New York, Pennsylvania, and Virginia. The First Variable Rate Fund for Government Income has one Municipal Intermediate Portfolio, Florida. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%. On October 29, 1996, all outstanding Class C shares in the Fund were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

SECURITY VALUATION: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors/Trustees.

OPTIONS: The Fund may write or purchase options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

FUTURES CONTRACTS: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 39

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors/Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio.

Calvert Distributors, Inc. (CDI), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by the Fund, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .15% annually of average daily net assets, except for the California and National Portfolios. Effective May 29, 1997 for California, and October 1, 1997 for National, the expenses paid may not exceed .25%. The Distributor currently does not charge any Distribution Plan expenses. For the year ended December 31, 1997, CDI received sales charges in excess of the dealer reallowance of $11,597, $1,130, $15,411, $130, $7,100, $1,312, $1,876 $1,825, and $7,697 for the
National, Arizona, California, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Each Director/Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Director's/Trustee's fees are allocated to each of the funds served.


40 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

NOTE C -- INVESTMENT ACTIVITY

During the period, purchases and sales of investments, other than short-term securities, were:


                    NATIONAL    ARIZONA  CALIFORNIA     FLORIDA    MARYLAND
--------------------------------------------------------------------------------
Purchases: . . .  $11,982,050  $417,988  $15,224,862  $1,699,564  $2,930,362
Sales: . . . . .   12,268,999   612,201   15,426,014     219,524   1,393,594



                    MICHIGAN   NEW YORK   PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------
Purchases: . . .     $764,474  $594,699    $1,052,674       $1,071,935
Sales: . . . . .    1,505,435   654,066       655,055        1,027,860


The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of December 31, 1997, and the net capital loss carryforwards as of December 31, 1997 with expiration dates.


                          UNREALIZED      UNREALIZED   CAPITAL LOSS   EXPIRATION
                         APPRECIATION    DEPRECIATION  CARRYFORWARDS     DATES
--------------------------------------------------------------------------------
National . . . . . .     $3,153,216        $20,809       $923,112         2002
Arizona. . . . . . .        127,908             --         27,555         2005
California . . . . .      1,652,363         10,404        858,538         2003
Florida. . . . . . .        339,513             --        166,213         2005
Maryland . . . . . .        705,069         10,404        267,013         2002
Michigan . . . . . .        364,742             --        248,396         2003
New York . . . . . .        361,960             --         38,128         2005
Pennsylvania . . . .        278,242             --         72,750         2004
Virginia . . . . . .        710,908         10,404        205,386         2003


Capital loss carryfowards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 41

                                  NATIONAL PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         ---------------------------------------------------------
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .         $10.56         $10.62          $9.81         $10.42
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .50            .50            .51            .50
   Net realized and unrealized gain (loss) . . . .             23          (.06)            .80          (.62)
                                                          -------        -------        -------        -------
      Total from investment operations . . . . . .            .73            .44           1.31           (.12)
                                                          -------        -------        -------        -------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.50)          (.50)          (.50)          (.49)
                                                          -------        -------        -------        -------
Total increase (decrease) in net asset value . . .            .23          (.06)            .81           (.61)
                                                          -------        -------        -------        -------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .         $10.79         $10.56         $10.62          $9.81
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------

Total return * . . . . . . . . . . . . . . . . . .          7.11%          4.32%         13.64%        (1.18%)
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.71%          4.83%          4.97%          4.88%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Total expenses +. . . . . . . . . . . . . . . .           .97%          1.04%           .96%             --
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Net expenses. . . . . . . . . . . . . . . . . .           .94%          1.01%           .94%           .69%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Expenses reimbursed . . . . . . . . . . . . . .             --             --             --           .32%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
Portfolio turnover . . . . . . . . . . . . . . . .            29%            23%            57%           122%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $48,933        $45,612        $40,146        $36,159
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          4,535          4,319          3,780          3,686
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------



                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                            1993           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .         $10.01         $10.58          $9.79         $10.28
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .48            .33            .41            .34
   Net realized and unrealized gain (loss) . . . .            .45          (.13)            .79          (.48)
                                                         --------       --------       --------       --------
      Total from investment operations . . . . . .            .93            .20           1.20          (.14)
                                                         --------       --------       --------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.48)          (.33)          (.41)          (.35)
   Net realized gains. . . . . . . . . . . . . . .          (.04)             --             --             --
                                                         --------       --------       --------       --------
      Total distributions. . . . . . . . . . . . .          (.52)          (.33)          (.41)          (.35)
                                                         --------       --------       --------       --------
Total increase (decrease) in net asset value . . .            .41          (.13)            .79          (.49)
                                                         --------       --------       --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .         $10.42         $10.45         $10.58          $9.79
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------

Total return * . . . . . . . . . . . . . . . . . .          9.47%          1.90%         12.50%        (1.12%)
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          5.01%       3.77%(a)          4.00%       4.01%(a)
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       2.10%(a)          1.94%             --
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .10%       2.07%(a)          1.92%       1.71%(a)
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Expenses reimbursed . . . . . . . . . . . . . .           .45%             --             --        .58%(a)
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
Portfolio turnover . . . . . . . . . . . . . . . .           162%            17%            57%           122%
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $37,467         $5,810         $6,378         $6,067
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          3,596            556            603            620
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------



42 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  ARIZONA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         ---------------------------------------------------------
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.03          $5.07          $4.71          $5.00
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .19            .19            .22            .19
   Net realized and unrealized gain (loss) . . . .            .11          (.03)            .36          (.29)
                                                         --------       --------       --------       --------
      Total from investment operations . . . . . .            .30            .16            .58          (.10)
                                                         --------       --------       --------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.20)          (.20)          (.22)          (.19)
                                                         --------       --------       --------       --------
Total increase (decrease) in net asset value . . .            .10          (.04)            .36          (.29)
                                                         --------       --------       --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.13          $5.03          $5.07          $4.71
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------

Total return * . . . . . . . . . . . . . . . . . .          6.04%          3.17%         12.44%        (1.84%)
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          3.86%          3.96%          4.43%          4.13%
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Total expenses +. . . . . . . . . . . . . . . .          1.23%          1.31%           .53%             --
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Net expenses. . . . . . . . . . . . . . . . . .          1.01%          1.00%           .41%           .38%
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .06%           .54%           .97%
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            18%            18%           10%             22%
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $2,704         $2,635         $2,045         $2,004
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            528            524            403            426
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------



                                                                CLASS C SHARES -- PERIODS ENDED
                                                          ------------------------------------------
                                                          OCTOBER 29,    DECEMBER 31,   DECEMBER 31,
                                                             1996           1995          1994(1)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.07          $4.70          $4.96
                                                         --------        -------       --------
                                                         --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .13            .17            .13
   Net realized and unrealized gain (loss) . . . .          (.07)            .38          (.25)
                                                         --------        -------       --------
      Total from investment operations . . . . . .            .06            .55          (.12)
                                                         --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.13)          (.18)          (.14)
                                                         --------        -------       --------
Total increase (decrease) in net asset value . . .          (.07)            .37          (.26)
                                                         --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.00          $5.07          $4.70
                                                         --------        -------       --------
                                                         --------        -------       --------

Total return * . . . . . . . . . . . . . . . . . .          1.17%         11.77%        (2.07%)
                                                         --------        -------       --------
                                                         --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       3.09%(a)          3.57%       3.26%(a)
                                                         --------        -------       --------
                                                         --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .       2.16%(a)          1.38%             --
                                                         --------        -------       --------
                                                         --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .       1.84%(a)          1.25%       1.43%(a)
                                                         --------        -------       --------
                                                         --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .        .08%(a)           .73%       1.24%(a)
                                                         --------        -------       --------
                                                         --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            18%            10%            22%
                                                         --------        -------       --------
                                                         --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .           $707           $744           $454
                                                         --------        -------       --------
                                                         --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            142            147             97
                                                         --------        -------       --------
                                                         --------        -------       --------




ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 43

                                 CALIFORNIA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS




                                                                      CLASS A SHARES -- YEARS ENDED
                                                         ---------------------------------------------------------
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .         $10.44         $10.51          $9.81         $10.56
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .49            .48            .47            .48
   Net realized and unrealized gain (loss) . . . .            .18          (.07)            .69          (.76)
                                                          -------        -------        -------        -------
      Total from investment operations . . . . . .            .67            .41           1.16          (.28)
                                                          -------        -------        -------        -------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.48)          (.48)          (.46)          (.47)
                                                          -------        -------        -------        -------
Total increase (decrease) in net asset value . . .            .19          (.07)            .70          (.75)
                                                          -------        -------        -------        -------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .         $10.63         $10.44         $10.51          $9.81
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------

Total return * . . . . . . . . . . . . . . . . . .          6.61%          4.04%         12.07%        (2.57%)
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.64%          4.59%          4.59%          4.67%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Total expenses +. . . . . . . . . . . . . . . .           .91%           .97%           .91%             --
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Net expenses. . . . . . . . . . . . . . . . . .           .88%           .94%           .89%           .76%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
   Expenses reimbursed . . . . . . . . . . . . . .             --             --             --           .13%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
Portfolio turnover . . . . . . . . . . . . . . . .            48%            25%            47%            68%
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $35,085        $35,693        $34,424        $34,111
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          3,300          3,419          3,276          3,476
                                                          -------        -------        -------        -------
                                                          -------        -------        -------        -------



                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                            1993           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .         $10.24         $10.47          $9.79         $10.40
                                                          -------       --------        -------      ---------
                                                          -------       --------        -------      ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .53            .31            .38            .31
   Net realized and unrealized gain (loss) . . . .            .36          (.10)            .68          (.59)
                                                          -------       --------        -------      ---------
      Total from investment operations . . . . . .            .89            .21           1.06          (.28)
                                                          -------       --------        -------      ---------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.53)          (.32)          (.38)          (.33)
   Net realized gains. . . . . . . . . . . . . . .          (.04)             --             --             --
                                                          -------       --------        -------       --------
   Total distributions . . . . . . . . . . . . . .          (.57)          (.32)          (.38)          (.33)
                                                          -------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .32          (.11)            .68          (.61)
                                                          -------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .         $10.56         $10.36         $10.47          $9.79
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------

Total return * . . . . . . . . . . . . . . . . . .          8.88%          2.02%         10.99%        (2.42%)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          5.12%       3.60%(a)          3.67%       3.60%(a)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       1.92%(a)          1.82%             --
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .21%       1.89%(a)          1.80%       1.86%(a)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .           .12%             --             --        .38%(a)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            21%            20%            47%            68%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $35,726         $3,415         $4,092         $3,000
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          3,383            330            391            307
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------



44 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  FLORIDA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS


                                                                      CLASS A SHARES -- YEARS ENDED
                                                         ---------------------------------------------------------
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.02          $5.06          $4.67          $5.00
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .22            .21            .24            .21
   Net realized and unrealized gain (loss) . . . .            .13          (.04)            .38          (.33)
                                                          -------       --------        -------       --------
      Total from investment operations . . . . . .            .35            .17            .62          (.12)
                                                          -------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.22)          (.21)          (.23)          (.21)
                                                          -------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .13          (.04)            .39          (.33)
                                                          -------       --------        -------       --------

NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.15          $5.02          $5.06          $4.67
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------

Total return * . . . . . . . . . . . . . . . . . .          7.06%          3.53%         13.48%        (2.44%)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.31%          4.28%          4.73%          4.64%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .           .90%           .94%           .43%             --
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .79%           .81%           .35%           .21%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .01%           .43%           .80%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .             4%            19%            44%            93%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $7,799         $5,516         $3,892         $3,387
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          1,514          1,098            769            725
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------



                                                                CLASS C SHARES -- PERIODS ENDED
                                                          ------------------------------------------
                                                          OCTOBER 29,    DECEMBER 31,   DECEMBER 31,
                                                             1996           1995          1994(1)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.05          $4.67          $4.93
                                                         --------       --------       --------
                                                         --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .13            .19            .15
   Net realized and unrealized gain (loss) . . . .          (.08)            .37          (.26)
                                                         --------       --------       --------
      Total from investment operations . . . . . .            .05            .56          (.11)
                                                         --------       --------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.13)          (.18)          (.15)
                                                         --------       --------       --------
Total increase (decrease) in net asset value . . .          (.08)            .38          (.26)
                                                         --------       --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $4.97          $5.05          $4.67
                                                         --------       --------       --------
                                                         --------       --------       --------

Total return * . . . . . . . . . . . . . . . . . .          1.10%         12.28%        (1.84%)
                                                         --------       --------       --------
                                                         --------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       3.12%(a)          3.82%       3.58%(a)
                                                         --------       --------       --------
                                                         --------       --------       --------
   Total expenses +. . . . . . . . . . . . . . . .       2.07%(a)          1.33%             --
                                                         --------       --------       --------
                                                         --------       --------       --------
   Net expenses. . . . . . . . . . . . . . . . . .       1.93%(a)          1.25%       1.32%(a)
                                                         --------       --------       --------
                                                         --------       --------       --------
   Expenses reimbursed . . . . . . . . . . . . . .        .06%(a)           .65%       1.02%(a)
                                                         --------       --------       --------
                                                         --------       --------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            17%            44%            93%
                                                         --------       --------       --------
                                                         --------       --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .           $353           $401           $919
                                                         --------       --------       --------
                                                         --------       --------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .             71             79            197
                                                         --------       --------       --------
                                                         --------       --------       --------



ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 45

                                  MARYLAND PORTFOLIO
                                 FINANCIAL HIGHLIGHTS


                                                                      CLASS A SHARES -- YEARS ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.03          $5.06          $4.67          $5.05
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .23            .23            .24            .24
   Net realized and unrealized gain (loss) . . . .            .15          (.04)            .39          (.39)
                                                          -------       --------        -------       --------
      Total from investment operations . . . . . .            .38            .19            .63          (.15)
                                                          -------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.23)          (.22)          (.24)          (.23)
                                                          -------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .15          (.03)            .39          (.38)
                                                          -------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.18          $5.03          $5.06          $4.67
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------

Total return * . . . . . . . . . . . . . . . . . .          7.68%          3.96%         13.66%        (2.94%)
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.48%          4.59%          4.87%          5.01%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .           .99%          1.00%           .51%             --
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .92%           .94%           .48%           .17%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .04%           .43%           .86%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            13%             8%            11%            77%
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $12,437        $12,023         $9,411         $7,429
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          2,400          2,338          1,860          1,589
                                                          -------       --------        -------       --------
                                                          -------       --------        -------       --------



                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                           1993#           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.00          $5.04          $4.66          $4.97
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .04            .16            .20            .16
   Net realized and unrealized gain (loss) . . . .            .05          (.08)            .38          (.30)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .09            .08            .58          (.14)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.04)          (.15)          (.20)          (.17)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .05          (.07)            .38          (.31)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.05          $4.97          $5.04          $4.66
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return * . . . . . . . . . . . . . . . . . .          7.46%          1.67%         12.55%        (2.60%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       4.42%(a)       3.77%(a)          4.01%       4.29%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       1.80%(a)          1.36%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .             --       1.73%(a)          1.33%       1.17%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .        .80%(a)        .05%(a)           .53%        .93%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            14%             7%            11%            77%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $5,401         $3,291         $2,509         $1,806
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          1,070            662            498            388
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------



46 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                  MICHIGAN PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.10          $5.12          $4.74          $5.09
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .23            .22            .24            .23
   Net realized and unrealized gain (loss) . . . .            .14          (.01)            .37          (.35)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .37            .21            .61          (.12)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.23)          (.23)          (.23)          (.23)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .14          (.02)            .38          (.35)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.24          $5.10          $5.12          $4.74
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          7.41%          4.19%         13.08%        (2.42%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.44%          4.37%          4.76%          4.76%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .          1.00%          1.02%           .52%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .91%           .93%           .48%           .18%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .02%           .39%           .84%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            16%            18%            22%            65%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $5,207         $5,804         $4,556         $5,255
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            994          1,137            890          1,109
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------


                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                           1993#           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.00          $5.11          $4.74          $5.02
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .04            .14            .20            .16
   Net realized and unrealized gain (loss) . . . .            .09          (.06)            .36          (.28)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .13            .08            .56          (.12)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.04)          (.15)          (.19)          (.16)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .09          (.07)            .37          (.28)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.09          $5.04          $5.11          $4.74
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .         10.28%          1.52%         11.96%        (2.12%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       4.27%(a)       3.34%(a)          3.91%       3.95%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       2.00%(a)          1.37%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .             --       1.91%(a)          1.33%       1.15%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .        .89%(a)        .08%(a)           .52%        .87%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .             --            18%            22%            65%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $4,287         $1,189         $1,497         $1,219
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            842            236            293            257
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------



ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 47

                                  NEW YORK PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.09          $5.12          $4.71          $5.05
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .22            .21            .22            .23
   Net realized and unrealized gain (loss) . . . .            .14          (.02)            .41          (.34)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .36            .19            .63          (.11)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.22)          (.22)          (.22)          (.23)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . .14          (.03)            .41          (.34)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.23          $5.09          $5.12          $4.71
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          7.31%          3.79%         13.72%        (2.26%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.35%          4.20%          4.47%          4.77%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .          1.05%          1.13%           .58%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .94%           .98%           .50%           .18%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .03%           .49%          1.13%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            10%            19%            13%            56%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $7,059         $6,218         $3,573         $2,648
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          1,349          1,222            698            562
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------


                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                           1993#           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.00          $5.11          $4.71          $4.98
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .04            .14            .19            .16
   Net realized and unrealized gain (loss) . . . .            .05          (.06)            .40          (.27)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .09            .08            .59          (.11)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.04)          (.14)          (.19)          (.16)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .05          (.06)            .40          (.27)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.05          $5.05          $5.11          $4.71
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          7.22%          1.64%         12.63%        (1.97%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       3.81%(a)       3.41%(a)          3.65%       3.93%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       1.98%(a)          1.40%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .             --       1.83%(a)          1.33%       1.22%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .       2.00%(a)        .06%(a)           .59%        .92%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .             --            10%            13%            56%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $2,236         $2,365         $2,392         $1,119
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            433            468            468            237
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------



48 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

                                PENNSYLVANIA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.08          $5.10          $4.71          $5.00
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .23            .21            .25            .22
   Net realized and unrealized gain (loss) . . . .            .13          (.02)            .37          (.29)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .36            .19            .62          (.07)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.22)          (.21)          (.23)          (.22)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .14          (.02)            .39          (.29)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.22          $5.08          $5.10          $4.71
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          7.24%          3.92%         13.51%        (1.29%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.50%          4.45%          5.10%          4.94%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .          1.08%          1.11%           .49%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .90%           .93%           .41%           .26%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .05%           .54%           .94%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            15%             9%            17%            96%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $5,060         $4,486         $2,522         $1,872
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            970            883            495            398
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------




                                                                CLASS C SHARES -- PERIODS ENDED
                                                          ------------------------------------------
                                                          OCTOBER 29,    DECEMBER 31,   DECEMBER 31,
                                                             1996           1995          1994(1)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.11          $4.72          $4.91
                                                         --------       --------        -------
                                                         --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .15            .21            .16
   Net realized and unrealized gain (loss) . . . .          (.07)            .37          (.19)
                                                         --------       --------        -------
      Total from investment operations . . . . . .            .08            .58          (.03)
                                                         --------       --------        -------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.14)          (.19)          (.16)
                                                         --------       --------        -------
Total increase (decrease) in net asset value . . .          (.06)            .39          (.19)
                                                         --------       --------        -------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.05          $5.11          $4.72
                                                         --------       --------        -------
                                                         --------       --------        -------

Total return*. . . . . . . . . . . . . . . . . . .          1.63%         12.55%         (.30%)
                                                         --------       --------        -------
                                                         --------       --------        -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       3.58%(a)          4.29%       4.20%(a)
                                                         --------       --------        -------
                                                         --------       --------        -------
   Total expenses +. . . . . . . . . . . . . . . .       1.92%(a)          1.32%             --
                                                         --------       --------        -------
                                                         --------       --------        -------
   Net expenses. . . . . . . . . . . . . . . . . .       1.74%(a)          1.24%       1.22%(a)
                                                         --------       --------        -------
                                                         --------       --------        -------
   Expenses reimbursed . . . . . . . . . . . . . .        .08%(a)           .62%       1.15%(a)
                                                         --------       --------        -------
                                                         --------       --------        -------
Portfolio turnover . . . . . . . . . . . . . . . .             9%            17%            96%
                                                         --------       --------        -------
                                                         --------       --------        -------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $1,555         $1,748         $1,168
                                                         --------       --------        -------
                                                         --------       --------        -------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            308            342            248
                                                         --------       --------        -------
                                                         --------       --------        -------



ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 49

                                  VIRGINIA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                      CLASS A SHARES -- YEARS ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.10          $5.13          $4.74          $5.06
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .22            .22            .24            .23
   Net realized and unrealized gain (loss) . . . .            .11          (.03)            .39          (.32)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .33            .19            .63          (.09)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.22)          (.22)          (.24)          (.23)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .11          (.03)            .39          (.32)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.21          $5.10          $5.13          $4.74
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          6.71%          3.82%         13.54%        (2.04%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .          4.38%          4.35%          4.86%          4.87%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .           .96%          1.00%           .54%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .           .88%           .92%           .51%           .19%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .             --           .03%           .38%           .86%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .             8%             4%            11%            65%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .        $13,542        $12,618         $7,295         $5,866
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .          2,602          2,475          1,423          1,239
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------



                                                                              CLASS C SHARES -- PERIODS ENDED
                                                     CLASS A SHARES    -------------------------------------------
                                                       DECEMBER 31,    OCTOBER 29,    DECEMBER 31,    DECEMBER 31,
                                                           1993#           1996           1995           1994(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .          $5.00          $5.13          $4.74          $4.99
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income . . . . . . . . . . . . .            .05            .15            .20            .16
   Net realized and unrealized gain (loss) . . . .            .06          (.06)            .39          (.25)
                                                         --------       --------        -------       --------
      Total from investment operations . . . . . .            .11            .09            .59          (.09)
                                                         --------       --------        -------       --------
DISTRIBUTIONS FROM
   Net investment income . . . . . . . . . . . . .          (.05)          (.15)          (.20)          (.16)
                                                         --------       --------        -------       --------
Total increase (decrease) in net asset value . . .            .06          (.06)            .39          (.25)
                                                         --------       --------        -------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .          $5.06          $5.07          $5.13          $4.74
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------

Total return*. . . . . . . . . . . . . . . . . . .          8.65%          1.75%         12.62%        (1.54%)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income . . . . . . . . . . . . .       4.81%(a)       3.54%(a)          4.07%       4.19%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Total expenses +. . . . . . . . . . . . . . . .             --       1.79%(a)          1.35%             --
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Net expenses. . . . . . . . . . . . . . . . . .             --       1.71%(a)          1.31%        .94%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
   Expenses reimbursed . . . . . . . . . . . . . .       1.54%(a)        .04%(a)           .43%        .99%(a)
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Portfolio turnover . . . . . . . . . . . . . . . .            28%             4%            11%            65%
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .         $2,720         $3,505         $3,207         $2,766
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------
Number of shares outstanding,
   ending (in thousands) . . . . . . . . . . . . .            537            692            625            583
                                                         --------       --------        -------       --------
                                                         --------       --------        -------       --------



(a)  ANNUALIZED
*    TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.
+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
#    FROM OCTOBER 1, 1993 INCEPTION.
(1)  FROM MARCH 1, 1994 INCEPTION.


50 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

THIS PAGE IS RESERVED FOR ANY COMMENTS AND QUESTIONS.


ANNUAL REPORT                                  CALVERT MUNICIPAL FUND, INC. - 51

THIS PAGE IS RESERVED FOR ANY COMMENTS AND QUESTIONS.


52 - CALVERT MUNICIPAL FUND, INC.                                 ANNUAL REPORT

CALVERT
MUNICIPAL
INTERMEDIATE
FUNDS




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PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814


                                    CALVERT GROUP
                                     INFORMATION

                                 TO OPEN AN ACCOUNT
                                    800-368-2748

                                 YIELDS AND PRICES
                            Calvert Information Network
                             (24 HOURS, 7 DAYS A WEEK)
                                    800-368-2745

                            SERVICE FOR EXISTING ACCOUNT
                             Shareholders: 800-368-2745
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                                    800-541-1524

                                   BRANCH OFFICE
                              4550 Montgomery Avenue
                                  Suite 1000 North
                              Bethesda, Maryland 20814

                               REGISTERED, CERTIFIED
                                 OR OVERNIGHT MAIL
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                                c/o NFDS, 6th Floor
                                   1004 Baltimore
                             Kansas City, MO 64105-1807

                                      WEB SITE
                            http://www.calvertgroup.com


                      Please check the inside back cover for
                          Calvert Group's Family of Funds.


                      THIS REPORT IS INTENDED TO PROVIDE FUND
                 INFORMATION TO SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                      PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

printed on recycled paper
using soy-based inks


                                  CALVERT GROUP'S
                                  FAMILY OF FUNDS

                                     TAX-EXEMPT
                                 MONEY MARKET FUNDS
                            CTFR Money Market Portfolio
                       CTFR California Money Market Portfolio

                                      TAXABLE
                                 MONEY MARKET FUNDS
                         First Government Money Market Fund
                            CSIF Money Market Portfolio

                                   BALANCED FUND
                           CSIF Managed Growth Portfolio

                                  MUNICIPAL FUNDS
                             CTFRLimited-Term Portfolio
                              CTFR Long-Term Portfolio
                          CTFR Vermont Municipal Portfolio
                       National Muni. Intermediate Portfolio
                        Arizona Muni. Intermediate Portfolio
                      California Muni. Intermediate Portfolio
                        Florida Muni. Intermediate Portfolio
                       Maryland Muni. Intermediate Portfolio
                       Michigan Muni. Intermediate Portfolio
                       New York Muni. Intermediate Portfolio
                     Pennsylvania Muni. Intermediate Portfolio
                       Virginia Muni. Intermediate Portfolio

                                 TAXABLE BOND FUNDS
                                CSIF Bond Portfolio
                                    Income Fund

                                    EQUITY FUNDS
                                CSIFEquity Portfolio
                             Capital Accumulation Fund
                           CWV International Equity Fund
                             New Vision Small Cap Fund
                                  New Africa Fund

[LOGO]                                                            BULK RATE
4550 MONTGOMERY AVENUE                                           U.S. POSTAGE
SUITE 1000 NORTH                                                     PAID
BETHESDA, MARYLAND 20814                                        Permit No. 7470
                                                                 Baltimore, MD

DECEMBER 31, 1997

ANNUAL

REPORT



CALVERT MUNICIPAL
FUND, INC.


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